UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
(Address of principal executive offices)	(Zip code)

Amy J. Lee
Rydex ETF Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

 Attached hereto.

Guggenheim S&P 500® Top 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 27.8%
Johnson & Johnson	194,193	$20,281,517
Procter & Gamble Co.	190,938	15,597,725
Pfizer, Inc.	433,240	13,209,488
Coca-Cola Co.	274,703	11,790,253
PepsiCo, Inc.	102,246	10,153,028
Merck & Company, Inc.	196,060	9,934,360
Philip Morris International, Inc.	108,734	9,787,147
Altria Group, Inc.	137,607	8,409,164
Gilead Sciences, Inc.	101,146	8,395,117
Amgen, Inc.	52,941	8,085,679
Allergan plc*	27,661	7,867,618
UnitedHealth Group, Inc.	66,892	7,703,283
Medtronic plc	98,688	7,492,393
Bristol-Myers Squibb Co.	117,085	7,278,004
AbbVie, Inc.	114,732	6,298,787
Celgene Corp.*	55,140	5,531,645
Biogen, Inc.*	15,644	4,271,751
Total Consumer, Non-cyclical		162,086,959
Communications - 21.1%
Facebook, Inc. — Class A*	159,348	17,880,439
Amazon.com, Inc.*	26,977	15,835,499
AT&T, Inc.	431,766	15,569,482
Alphabet, Inc. — Class A*	20,446	15,566,563
Alphabet, Inc. — Class C*	20,854	15,493,479
Verizon Communications, Inc.	285,566	14,269,733
Walt Disney Co.	106,743	10,228,114
Comcast Corp. — Class A	171,376	9,547,357
Cisco Systems, Inc.	356,255	8,475,306
Total Communications		122,865,972
Technology - 17.2%
Apple, Inc.	391,294	38,088,558
Microsoft Corp.	560,617	30,884,391
Intel Corp.	331,194	10,273,638
Oracle Corp.	224,695	8,158,675
International Business Machines Corp.	62,638	7,816,596
QUALCOMM, Inc.	105,492	4,783,007
Total Technology		100,004,865
Financial - 13.4%
Berkshire Hathaway, Inc. — Class B*	131,484	17,062,679
Wells Fargo & Co.	326,219	16,385,980
JPMorgan Chase & Co.	258,353	15,372,004
Bank of America Corp.	730,780	10,333,229
Visa, Inc. — Class A	136,607	10,175,855
Citigroup, Inc.	209,075	8,902,414
Total Financial		78,232,161
Energy - 7.5%
Exxon Mobil Corp.	292,168	22,745,279
Chevron Corp.	132,087	11,421,563
Schlumberger Ltd.	88,508	6,396,473
ConocoPhillips	86,651	3,386,321
Total Energy		43,949,636
Industrial - 7.0%
General Electric Co.	662,379	19,275,229
3M Co.	43,213	6,525,163
Boeing Co.	44,200	5,309,746
United Technologies Corp.	57,896	5,076,900
Union Pacific Corp.	59,945	4,316,040
Total Industrial		40,503,078
Consumer, Cyclical - 5.8%
Home Depot, Inc.	88,984	11,190,628
McDonald's Corp.	64,444	7,976,878
CVS Health Corp.	77,715	7,506,492
Wal-Mart Stores, Inc.	110,112	7,307,032
Total Consumer, Cyclical		33,981,030
Total Common Stocks
(Cost $543,205,775)		581,623,701
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	664,538	664,538
Total Short Term Investments
(Cost $664,538)		664,538
Total Investments - 99.9%
(Cost $543,870,313)		$582,288,239
Other Assets & Liabilities, net - 0.1%		660,647
Total Net Assets - 100.0%		$582,948,886

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$581,623,701	$—	$—	$581,623,701
Short Term Investments	664,538	—	—	664,538
Total	$582,288,239	$—	$—	$582,288,239

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 24.8%
MetLife, Inc.	236,003	$10,537,534
Prudential Financial, Inc.	142,176	9,963,694
Loews Corp.	255,925	9,471,784
American International Group, Inc.	138,528	7,824,061
Allstate Corp.	126,651	7,675,051
Hartford Financial Services Group, Inc.	181,669	7,299,460
Lincoln National Corp.	176,528	6,965,795
Bank of America Corp.	483,792	6,840,820
Citigroup, Inc.	155,411	6,617,400
Capital One Financial Corp.	100,830	6,616,464
Regions Financial Corp.	814,524	6,613,934
Unum Group	223,983	6,414,873
SunTrust Banks, Inc.	143,902	5,263,935
KeyCorp	444,693	4,962,774
Goldman Sachs Group, Inc.	29,740	4,804,794
Navient Corp.	494,236	4,724,896
JPMorgan Chase & Co.	78,588	4,675,986
Zions Bancorporation	204,703	4,642,664
Travelers Companies, Inc.	42,340	4,532,074
Chubb Ltd.	38,536	4,357,266
Berkshire Hathaway, Inc. — Class B*	33,361	4,329,257
Legg Mason, Inc.	141,085	4,320,023
PNC Financial Services Group, Inc.	47,797	4,141,610
Comerica, Inc.	115,879	3,974,650
Fifth Third Bancorp	251,040	3,966,432
Aflac, Inc.	65,663	3,805,827
People's United Financial, Inc.	264,217	3,796,798
Principal Financial Group, Inc.	93,561	3,555,318
BB&T Corp.	107,013	3,495,045
Bank of New York Mellon Corp.	66,042	2,392,041
Total Financial		168,582,260
Consumer, Cyclical - 16.9%
Wal-Mart Stores, Inc.	156,417	10,379,832
Staples, Inc.	1,082,723	9,657,889
Kohl's Corp.	193,325	9,617,918
General Motors Co.	315,422	9,349,107
Best Buy Company, Inc.	330,374	9,227,346
Ford Motor Co.	713,204	8,515,656
GameStop Corp. — Class A	308,289	8,080,255
Macy's, Inc.	172,159	6,956,945
AutoNation, Inc.*	138,871	6,006,171
United Continental Holdings, Inc.*	108,434	5,235,194
PVH Corp.	60,152	4,413,954
Whirlpool Corp.	31,941	4,292,551
PulteGroup, Inc.	252,700	4,235,252
Urban Outfitters, Inc.*	180,721	4,134,896
Target Corp.	54,057	3,914,808
PACCAR, Inc.	67,301	3,302,460
The Gap, Inc.	122,215	3,021,155
Bed Bath & Beyond, Inc.*	56,274	2,429,349
Johnson Controls, Inc.	62,749	2,250,807
Total Consumer, Cyclical		115,021,545
Utilities - 15.0%
NRG Energy, Inc.	1,446,991	15,395,984
Exelon Corp.	372,777	11,023,017
AES Corp.	987,233	9,378,714
FirstEnergy Corp.	232,287	7,679,408
NiSource, Inc.	261,554	5,495,250
Duke Energy Corp.	65,607	4,940,207
Consolidated Edison, Inc.	67,342	4,672,861
Entergy Corp.	58,798	4,149,963
Public Service Enterprise Group, Inc.	95,031	3,924,780
DTE Energy Co.	45,317	3,852,398
SCANA Corp.	59,454	3,742,629
American Electric Power Company, Inc.	60,588	3,694,050
Pepco Holdings, Inc.	130,830	3,490,544
Edison International	54,988	3,398,258
Ameren Corp.	72,205	3,243,449
Pinnacle West Capital Corp.	45,476	3,015,514
CenterPoint Energy, Inc.	164,576	2,940,973
PG&E Corp.	52,614	2,889,035
Eversource Energy	52,187	2,807,661
Xcel Energy, Inc.	71,893	2,747,750
Total Utilities		102,482,445
Energy - 12.0%
Valero Energy Corp.	165,012	11,199,365
National Oilwell Varco, Inc.	331,019	10,771,358
First Solar, Inc.*	114,204	7,841,247
Diamond Offshore Drilling, Inc.	406,539	7,557,559
CONSOL Energy, Inc.	875,928	6,954,868
Phillips 66	86,685	6,947,803
Marathon Petroleum Corp.	149,825	6,261,187
Chevron Corp.	70,136	6,064,660
Transocean Ltd.	567,323	5,911,506
Helmerich & Payne, Inc.	82,487	4,190,340
Hess Corp.	84,520	3,592,100
Baker Hughes, Inc.	56,643	2,464,537
Marathon Oil Corp.	235,236	2,288,846
Total Energy		82,045,376
Consumer, Non-cyclical - 10.2%
Archer-Daniels-Midland Co.	390,845	13,816,371
Anthem, Inc.	79,927	10,429,674
Quanta Services, Inc.*	460,201	8,605,759
Tyson Foods, Inc. — Class A	138,351	7,382,409
Cardinal Health, Inc.	84,912	6,909,289
McKesson Corp.	38,567	6,208,516
Tenet Healthcare Corp.*	208,626	5,657,937
Sysco Corp.	91,518	3,643,332
Whole Foods Market, Inc.	123,660	3,624,475
Express Scripts Holding Co.*	41,406	2,975,849
Total Consumer, Non-cyclical		69,253,611
Industrial - 7.6%
Fluor Corp.	219,338	9,846,083
Jacobs Engineering Group, Inc.*	249,778	9,798,791
Ryder System, Inc.	131,996	7,018,227
WestRock Co.	175,109	6,177,846
Corning, Inc.	246,471	4,586,825
Cummins, Inc.	40,550	3,645,040
Eaton Corporation plc	68,251	3,447,358
Caterpillar, Inc.	45,612	2,838,891
Textron, Inc.	72,183	2,470,102
Owens-Illinois, Inc.*	147,442	1,907,899
Total Industrial		51,737,062

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Basic Materials - 4.7%
Alcoa, Inc.	1,367,816	$9,971,379
Newmont Mining Corp.	460,780	9,197,169
Mosaic Co.	211,963	5,108,308
Nucor Corp.	130,549	5,100,549
Freeport-McMoRan, Inc.	502,760	2,312,696
Total Basic Materials		31,690,101
Technology - 3.9%
HP, Inc.	1,440,870	13,990,848
Xerox Corp.	873,611	8,517,707
Western Digital Corp.	82,651	3,965,595
Total Technology		26,474,150
Communications - 3.1%
CenturyLink, Inc.	307,098	7,806,431
News Corp. — Class A	467,687	6,065,901
Frontier Communications Corp.	1,231,337	5,602,583
News Corp. — Class B	132,109	1,763,655
Total Communications		21,238,570
Diversified - 1.7%
Leucadia National Corp.	713,818	11,820,826
Total Common Stocks
(Cost $790,652,982)		680,345,946
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	286,502	286,502
Total Short Term Investments
(Cost $286,502)		286,502
Total Investments - 99.9%
(Cost $790,939,484)		$680,632,448
Other Assets & Liabilities, net - 0.1%		730,537
Total Net Assets - 100.0%		$681,362,985

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$680,345,946	$—	$—	$680,345,946
Short Term Investments	286,502	—	—	286,502
Total	$680,632,448	$—	$—	$680,632,448

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 24.6%
Constellation Brands, Inc. — Class A	273,499	$41,703,128
Regeneron Pharmaceuticals, Inc.*	61,620	25,885,945
Mondelez International, Inc. — Class A	562,082	24,225,734
Cigna Corp.	178,849	23,894,227
Aetna, Inc.	229,786	23,401,406
Gilead Sciences, Inc.	274,465	22,780,595
AmerisourceBergen Corp. — Class A	234,935	21,040,779
Total System Services, Inc.	501,178	20,127,308
Equifax, Inc.	188,217	19,913,359
Reynolds American, Inc.	393,978	19,679,201
McGraw Hill Financial, Inc.	228,246	19,405,475
Edwards Lifesciences Corp.*	238,999	18,692,112
Biogen, Inc.*	67,141	18,333,521
Monster Beverage Corp.*	132,917	17,947,783
Boston Scientific Corp.*	981,547	17,206,519
Celgene Corp.*	169,300	16,984,176
Hormel Foods Corp.	207,984	16,723,993
Avery Dennison Corp.	253,359	15,427,030
Verisk Analytics, Inc. — Class A*	200,867	14,663,291
Illumina, Inc.*	92,162	14,556,988
Alexion Pharmaceuticals, Inc.*	98,073	14,311,793
Laboratory Corporation of America Holdings*	118,208	13,280,669
Cintas Corp.	138,496	11,899,576
Moody's Corp.	128,323	11,438,712
Dr Pepper Snapple Group, Inc.	98,574	9,250,184
CR Bard, Inc.	50,398	9,236,441
Becton Dickinson and Co.	59,109	8,592,675
Allergan plc*	29,233	8,314,742
Total Consumer, Non-cyclical		498,917,362
Technology - 19.0%
Electronic Arts, Inc.*	544,697	35,157,468
Avago Technologies Ltd.	259,588	34,709,512
Activision Blizzard, Inc.	896,557	31,218,115
salesforce.com, Inc.*	440,696	29,993,770
Skyworks Solutions, Inc.	392,136	27,026,014
Cognizant Technology Solutions Corp. — Class A*	409,108	25,900,627
Red Hat, Inc.*	324,999	22,766,180
Fiserv, Inc.*	219,452	20,751,381
NVIDIA Corp.	706,081	20,681,112
Lam Research Corp.	277,470	19,919,571
Citrix Systems, Inc.*	229,177	16,147,811
Apple, Inc.	148,357	14,441,070
Microchip Technology, Inc.	297,742	13,341,819
Applied Materials, Inc.	691,829	12,210,782
Cerner Corp.*	201,674	11,699,109
Qorvo, Inc.*	280,087	11,091,445
Akamai Technologies, Inc.*	218,224	9,955,379
Microsoft Corp.	179,435	9,885,074
Accenture plc — Class A	88,081	9,296,069
Paychex, Inc.	167,556	8,019,230
Total Technology		384,211,538
Consumer, Cyclical - 18.5%
O'Reilly Automotive, Inc.*	116,512	30,397,981
Under Armour, Inc. — Class A*	343,220	29,321,285
Starbucks Corp.	444,562	27,016,032
DR Horton, Inc.	977,527	26,891,768
Dollar Tree, Inc.*	317,265	25,799,990
AutoZone, Inc.*	30,018	23,035,513
Lennar Corp. — Class A	501,457	21,136,413
Home Depot, Inc.	167,972	21,124,159
NIKE, Inc. — Class B	308,189	19,110,800
Signet Jewelers Ltd.	161,201	18,699,316
Advance Auto Parts, Inc.	119,733	18,205,403
Lowe's Companies, Inc.	233,296	16,717,991
Tractor Supply Co.	166,337	14,689,220
Mohawk Industries, Inc.*	81,248	13,520,480
Ross Stores, Inc.	237,262	13,348,360
Southwest Airlines Co.	314,042	11,814,260
Chipotle Mexican Grill, Inc. — Class A*	25,847	11,707,916
Hanesbrands, Inc.	300,639	9,190,534
TJX Companies, Inc.	123,955	8,830,554
Delphi Automotive plc	117,060	7,601,876
Newell Rubbermaid, Inc.	189,181	7,336,439
Total Consumer, Cyclical		375,496,290
Communications - 14.5%
Facebook, Inc. — Class A*	392,101	43,997,653
Amazon.com, Inc.*	51,651	30,319,137
Expedia, Inc.	278,559	28,145,600
VeriSign, Inc.*	363,930	27,513,108
Netflix, Inc.*	268,896	24,695,409
TripAdvisor, Inc.*	318,110	21,237,024
Priceline Group, Inc.*	16,298	17,356,881
eBay, Inc.*	651,819	15,291,674
Cablevision Systems Corp. — Class A	414,833	13,237,321
Walt Disney Co.	130,896	12,542,455
Alphabet, Inc. — Class A*	16,455	12,528,014
Alphabet, Inc. — Class C*	16,776	12,463,729
Time Warner Cable, Inc.	67,087	12,210,505
Juniper Networks, Inc.	455,631	10,752,892
Discovery Communications, Inc. — Class C*	266,899	7,262,322
Discovery Communications, Inc. — Class A*	154,607	4,265,607
Total Communications		293,819,331
Financial - 13.8%
XL Group plc — Class A	800,283	29,018,262
Extra Space Storage, Inc.	303,890	27,559,784
Equity Residential	325,381	25,083,621
Visa, Inc. — Class A	267,590	19,932,779
Intercontinental Exchange, Inc.	75,134	19,820,349
Public Storage	65,372	16,575,724
Prologis, Inc.	411,891	16,257,338
CBRE Group, Inc. — Class A*	577,745	16,159,528
Kimco Realty Corp.	588,668	16,005,883
Equinix, Inc.	47,327	14,698,347
MasterCard, Inc. — Class A	160,260	14,267,948
E*TRADE Financial Corp.*	593,564	13,984,367
AvalonBay Communities, Inc.	69,602	11,936,047
Crown Castle International Corp.	129,099	11,128,334
American Tower Corp. — Class A	113,772	10,733,250
Charles Schwab Corp.	384,667	9,820,549

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 13.8% (continued)
Alliance Data Systems Corp.*	31,090	$6,211,471
Total Financial		279,193,581
Industrial - 7.2%
PerkinElmer, Inc.	529,833	25,601,530
Vulcan Materials Co.	234,392	20,673,374
Masco Corp.	762,125	20,112,479
Northrop Grumman Corp.	83,812	15,510,249
Martin Marietta Materials, Inc.	117,295	14,729,906
Snap-on, Inc.	70,130	11,330,203
Stanley Black & Decker, Inc.	115,223	10,870,138
Roper Technologies, Inc.	56,225	9,877,046
Amphenol Corp. — Class A	194,682	9,650,387
Boeing Co.	62,241	7,477,011
Total Industrial		145,832,323
Energy - 1.9%
Cameron International Corp.*	359,857	23,628,210
Pioneer Natural Resources Co.	115,627	14,331,967
Total Energy		37,960,177
Basic Materials - 0.5%
Sherwin-Williams Co.	39,922	10,206,858
Total Common Stocks
(Cost $1,973,207,727)		2,025,637,460
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	626,471	626,471
Total Short Term Investments
(Cost $626,471)		626,471
Total Investments - 100.0%
(Cost $1,973,834,198)		$2,026,263,931
Other Assets & Liabilities, net - 0.0%		(210,725)
Total Net Assets - 100.0%		$2,026,053,206

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,025,637,460	$—	$—	$2,025,637,460
Short Term Investments	626,471	—	—	626,471
Total	$2,026,263,931	$—	$—	$2,026,263,931

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 23.0%
Corrections Corporation of America	11,667	$336,125
National Retail Properties, Inc.	7,785	334,288
Sovran Self Storage, Inc.	2,930	330,152
EPR Properties	5,464	327,566
Regency Centers Corp.	4,491	325,103
American Campus Communities, Inc.	7,651	322,872
MarketAxess Holdings, Inc.	2,747	319,284
Urban Edge Properties	12,997	315,827
Equity One, Inc.	11,333	314,151
FirstMerit Corp.	16,044	310,932
Mid-America Apartment Communities, Inc.	3,313	310,826
Communications Sales & Leasing, Inc.	16,079	308,878
Weingarten Realty Investors	8,745	305,113
Senior Housing Properties Trust	20,956	303,444
Corporate Office Properties Trust	13,526	301,629
CBOE Holdings, Inc.	4,484	298,724
RenaissanceRe Holdings Ltd.	2,651	298,635
Camden Property Trust	3,911	298,409
Highwoods Properties, Inc.	7,044	297,891
Hanover Insurance Group, Inc.	3,619	294,912
StanCorp Financial Group, Inc.	2,571	294,790
American Financial Group, Inc.	4,114	292,011
CoreLogic, Inc.*	8,179	291,990
Tanger Factory Outlet Centers, Inc.	9,104	291,237
Post Properties, Inc.	5,082	291,148
Douglas Emmett, Inc.	9,831	290,801
UDR, Inc.	8,158	290,343
Old Republic International Corp.	16,035	289,913
Alleghany Corp.*	606	289,620
SLM Corp.*	45,210	289,344
Fulton Financial Corp.	22,449	288,470
Duke Realty Corp.	14,277	287,396
Taubman Centers, Inc.	4,039	286,931
Endurance Specialty Holdings Ltd.	4,632	286,860
Everest Re Group Ltd.	1,601	286,483
Bank of Hawaii Corp.	4,766	285,626
Synovus Financial Corp.	9,348	285,394
Lamar Advertising Co. — Class A	5,086	285,375
Care Capital Properties, Inc.	9,527	285,238
Reinsurance Group of America, Inc. — Class A	3,380	284,697
Commerce Bancshares, Inc.	6,909	284,167
Mercury General Corp.	6,078	282,202
New York Community Bancorp, Inc.	18,095	280,111
Hancock Holding Co.	11,681	279,877
Aspen Insurance Holdings Ltd.	6,008	279,432
Mack-Cali Realty Corp.	13,439	279,397
Omega Healthcare Investors, Inc.	8,795	278,889
First American Financial Corp.	8,082	277,778
Brown & Brown, Inc.	9,149	276,758
Potlatch Corp.	9,546	275,307
Associated Banc-Corp.	15,666	274,938
Trustmark Corp.	12,671	274,200
CNO Financial Group, Inc.	15,717	273,476
Primerica, Inc.	6,058	272,671
First Niagara Financial Group, Inc.	27,848	272,632
WR Berkley Corp.	5,431	272,365
Rayonier, Inc.	12,906	272,188
Signature Bank*	1,934	269,484
Liberty Property Trust	9,146	268,161
International Bancshares Corp.	11,552	267,891
Janus Capital Group, Inc.	21,276	267,866
Cathay General Bancorp	9,484	265,552
Hospitality Properties Trust	11,169	263,477
Washington Federal, Inc.	12,335	263,352
First Horizon National Corp.	20,675	263,193
Valley National Bancorp	29,894	263,067
Umpqua Holdings Corp.	18,140	262,667
Bank of the Ozarks, Inc.	5,909	262,005
Jones Lang LaSalle, Inc.	1,859	261,598
Alexandria Real Estate Equities, Inc.	3,301	261,373
Eaton Vance Corp.	9,028	258,742
Federated Investors, Inc. — Class B	10,208	258,160
Webster Financial Corp.	7,773	257,830
Waddell & Reed Financial, Inc. — Class A	9,351	256,591
Kilroy Realty Corp.	4,592	256,555
Kemper Corp.	7,417	256,332
Alexander & Baldwin, Inc.	8,416	255,005
Prosperity Bancshares, Inc.	6,013	254,951
BancorpSouth, Inc.	12,186	254,444
WP GLIMCHER, Inc.	28,008	254,313
Arthur J Gallagher & Co.	6,749	254,032
TCF Financial Corp.	20,851	250,421
LaSalle Hotel Properties	11,246	249,211
SVB Financial Group*	2,449	248,133
PacWest Bancorp	6,690	245,590
Stifel Financial Corp.*	6,970	233,216
East West Bancorp, Inc.	7,054	228,691
Raymond James Financial, Inc.	5,175	226,717
Cullen/Frost Bankers, Inc.	4,589	219,630
Genworth Financial, Inc. — Class A*	76,893	213,763
WisdomTree Investments, Inc.	16,627	199,524
Total Financial		25,306,353
Industrial - 17.2%
Terex Corp.	15,468	346,483
Waste Connections, Inc.	5,488	329,115
Clean Harbors, Inc.*	7,232	320,450
Orbital ATK, Inc.	3,472	313,278
Bemis Company, Inc.	6,484	310,389
Graco, Inc.	4,206	305,692
Curtiss-Wright Corp.	4,401	303,669
Donaldson Company, Inc.	10,759	303,189
Crane Co.	6,198	296,015
Huntington Ingalls Industries, Inc.	2,314	295,914
Landstar System, Inc.	5,140	295,087
AptarGroup, Inc.	4,021	293,131
GATX Corp.	7,138	292,515
MSA Safety, Inc.	6,831	292,367
Valmont Industries, Inc.	2,742	292,270
Lincoln Electric Holdings, Inc.	5,474	291,436
AGCO Corp.	5,975	291,401

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 17.2% (continued)
CLARCOR, Inc.	6,213	$291,141
Vishay Intertechnology, Inc.	25,277	289,674
Werner Enterprises, Inc.	11,895	287,264
Silgan Holdings, Inc.	5,407	285,868
National Instruments Corp.	10,030	285,855
Genesee & Wyoming, Inc. — Class A*	5,721	283,647
Regal Beloit Corp.	5,041	283,355
B/E Aerospace, Inc.	6,979	282,300
IDEX Corp.	3,869	280,541
Woodward, Inc.	6,072	280,466
Hubbell, Inc.	3,092	279,610
Nordson Corp.	4,611	278,642
Louisiana-Pacific Corp.*	17,680	277,930
Carlisle Companies, Inc.	3,320	277,818
Sonoco Products Co.	7,027	277,637
Mettler-Toledo International, Inc.*	887	277,498
Granite Construction, Inc.	7,172	277,054
Energizer Holdings, Inc.	8,591	275,256
Teledyne Technologies, Inc.*	3,374	274,138
AECOM*	9,958	273,247
Tech Data Corp.*	4,369	272,626
Arrow Electronics, Inc.*	5,280	272,448
Old Dominion Freight Line, Inc.*	4,962	272,066
Kirby Corp.*	5,355	271,231
Timken Co.	10,176	270,173
Lennox International, Inc.	2,251	269,715
FEI Co.	3,702	268,210
Cognex Corp.	8,302	267,740
AO Smith Corp.	3,832	267,665
Esterline Technologies Corp.*	3,395	267,220
Wabtec Corp.	4,178	267,183
Trinity Industries, Inc.	12,366	264,880
Avnet, Inc.	6,610	263,871
Knowles Corp.*	19,401	263,854
KLX, Inc.*	9,020	263,655
ITT Corp.	8,084	262,326
Eagle Materials, Inc.	4,876	261,061
Trimble Navigation Ltd.*	13,353	257,579
Fortune Brands Home & Security, Inc.	5,298	257,430
Belden, Inc.	5,990	255,893
Gentex Corp.	18,648	255,291
Acuity Brands, Inc.	1,252	253,442
Oshkosh Corp.	7,520	247,634
Joy Global, Inc.	24,806	247,316
Jabil Circuit, Inc.	12,289	244,674
Zebra Technologies Corp. — Class A*	4,039	243,956
KBR, Inc.	17,092	243,732
Keysight Technologies, Inc.*	10,229	239,359
Packaging Corporation of America	4,501	228,786
Greif, Inc. — Class A	8,551	226,003
Triumph Group, Inc.	8,206	209,253
Kennametal, Inc.	11,444	202,559
Total Industrial		18,950,173
Consumer, Non-cyclical - 15.3%
Dean Foods Co.	17,062	340,899
Centene Corp.*	5,151	319,670
Ingredion, Inc.	3,083	310,520
Tootsie Roll Industries, Inc.	9,457	310,379
Health Net, Inc.*	4,667	309,049
Teleflex, Inc.	2,277	308,965
Rollins, Inc.	11,101	305,833
Hill-Rom Holdings, Inc.	6,215	303,788
LivaNova plc*	5,419	303,356
Aaron's, Inc.	13,161	301,124
ResMed, Inc.	5,297	300,340
IDEXX Laboratories, Inc.*	4,280	300,199
Align Technology, Inc.*	4,501	297,696
Deluxe Corp.	5,316	297,164
Jarden Corp.*	5,561	295,011
Graham Holdings Co. — Class B	608	294,692
WhiteWave Foods Co. — Class A*	7,792	294,148
LifePoint Health, Inc.*	4,211	293,886
Gartner, Inc.*	3,329	292,586
PAREXEL International Corp.*	4,563	291,849
Sirona Dental Systems, Inc.*	2,719	289,003
FTI Consulting, Inc.*	8,504	288,201
Owens & Minor, Inc.	8,269	286,521
MEDNAX, Inc.*	4,123	286,384
Charles River Laboratories International, Inc.*	3,835	284,672
Cooper Companies, Inc.	2,167	284,202
TreeHouse Foods, Inc.*	3,566	282,998
Edgewell Personal Care Co.	3,796	280,942
STERIS plc	4,049	280,353
WellCare Health Plans, Inc.*	3,683	279,834
Flowers Foods, Inc.	13,557	278,461
Molina Healthcare, Inc.*	5,055	277,570
Bio-Rad Laboratories, Inc. — Class A*	2,164	276,148
RR Donnelley & Sons Co.	19,702	275,237
Bio-Techne Corp.	3,322	274,696
Service Corporation International	11,294	273,202
VCA, Inc.*	5,327	273,115
Lancaster Colony Corp.	2,683	272,807
West Pharmaceutical Services, Inc.	4,757	272,196
Post Holdings, Inc.*	4,630	270,855
CEB, Inc.	4,581	270,187
Hain Celestial Group, Inc.*	7,422	270,012
ManpowerGroup, Inc.	3,534	269,821
Live Nation Entertainment, Inc.*	11,861	269,245
Sotheby's	11,329	266,118
Catalent, Inc.*	11,281	265,442
Amsurg Corp. — Class A*	3,567	261,069
Hologic, Inc.*	7,685	260,829
Rent-A-Center, Inc.	18,987	258,603
United Natural Foods, Inc.*	7,234	253,335
DeVry Education Group, Inc.	12,498	248,710
Avon Products, Inc.	73,241	248,287
Global Payments, Inc.	4,204	247,826
WEX, Inc.*	3,403	247,092
Boston Beer Company, Inc. — Class A*	1,371	245,752
United Therapeutics Corp.*	1,913	235,643
Community Health Systems, Inc.*	10,763	231,189
Halyard Health, Inc.*	9,227	228,830
SEI Investments Co.	5,745	225,434

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 15.3% (continued)
Akorn, Inc.*	8,475	$220,265
SUPERVALU, Inc.*	44,388	201,965
Total Consumer, Non-cyclical		16,884,205
Consumer, Cyclical - 14.5%
Vista Outdoor, Inc.*	6,929	334,047
Brinker International, Inc.	6,564	326,494
MSC Industrial Direct Company, Inc. — Class A	4,994	323,661
Carter's, Inc.	3,289	319,757
Pool Corp.	3,762	317,889
Dick's Sporting Goods, Inc.	7,909	309,084
Cheesecake Factory, Inc.	6,378	308,058
Domino's Pizza, Inc.	2,697	307,269
DreamWorks Animation SKG, Inc. — Class A*	11,924	305,731
Cracker Barrel Old Country Store, Inc.	2,304	302,354
Scotts Miracle-Gro Co. — Class A	4,373	300,338
Panera Bread Co. — Class A*	1,539	298,566
Foot Locker, Inc.	4,412	298,074
Big Lots, Inc.	7,639	296,241
Abercrombie & Fitch Co. — Class A	11,207	294,072
NVR, Inc.*	176	290,575
CST Brands, Inc.	7,500	290,550
J.C. Penney Company, Inc.*	39,913	289,768
Kate Spade & Co.*	16,240	289,234
Toro Co.	3,875	288,765
Jack in the Box, Inc.	3,708	287,889
Deckers Outdoor Corp.*	5,814	287,561
World Fuel Services Corp.	7,348	286,205
International Speedway Corp. — Class A	8,370	285,752
LKQ Corp.*	10,411	285,261
Wendy's Co.	27,638	282,737
Casey's General Stores, Inc.	2,338	282,290
Watsco, Inc.	2,423	281,577
Buffalo Wild Wings, Inc.*	1,847	281,298
Skechers U.S.A., Inc. — Class A*	9,928	279,870
Guess?, Inc.	14,894	276,135
American Eagle Outfitters, Inc.	18,756	274,588
HSN, Inc.	5,823	274,030
Dunkin' Brands Group, Inc.	6,887	271,072
Thor Industries, Inc.	5,158	270,434
JetBlue Airways Corp.*	12,501	266,396
Ingram Micro, Inc. — Class A	9,408	265,306
HNI Corp.	7,785	264,846
Office Depot, Inc.*	51,307	264,231
Chico's FAS, Inc.	25,409	264,000
Cabela's, Inc.*	6,192	260,497
Cinemark Holdings, Inc.	8,821	260,131
Fossil Group, Inc.*	7,904	257,670
Copart, Inc.*	7,653	256,452
MDC Holdings, Inc.	11,751	255,702
Herman Miller, Inc.	9,931	254,432
CalAtlantic Group, Inc.	7,757	252,025
Alaska Air Group, Inc.	3,539	249,146
KB Home	22,888	248,564
Williams-Sonoma, Inc.	4,805	248,226
Tupperware Brands Corp.	5,315	246,775
Dana Holding Corp.	20,733	246,515
TRI Pointe Group, Inc.*	23,325	245,846
Toll Brothers, Inc.*	8,650	238,913
Tempur Sealy International, Inc.*	3,958	238,826
Brunswick Corp.	5,865	233,720
Polaris Industries, Inc.	3,136	231,562
Ascena Retail Group, Inc.*	29,503	217,732
Total Consumer, Cyclical		16,064,739
Technology - 11.2%
Cree, Inc.*	11,307	316,936
Computer Sciences Corp.	9,834	315,377
Fair Isaac Corp.	3,269	312,419
Jack Henry & Associates, Inc.	3,785	307,266
SolarWinds, Inc.*	5,063	303,527
Broadridge Financial Solutions, Inc.	5,562	297,901
Convergys Corp.	12,017	293,695
Solera Holdings, Inc.	5,408	293,438
MSCI, Inc. — Class A	4,258	293,121
Mentor Graphics Corp.	16,808	292,123
Fairchild Semiconductor International, Inc. — Class A*	14,187	290,692
Intersil Corp. — Class A	22,194	288,522
ANSYS, Inc.*	3,264	287,852
MAXIMUS, Inc.	5,296	282,648
CommVault Systems, Inc.*	7,529	282,488
Teradyne, Inc.	14,489	281,521
Allscripts Healthcare Solutions, Inc.*	20,373	280,740
CDK Global, Inc.	6,349	279,673
Synopsys, Inc.*	6,515	279,493
Atmel Corp.	34,629	279,110
SYNNEX Corp.	3,282	275,524
DST Systems, Inc.	2,593	273,328
Advanced Micro Devices, Inc.*	124,137	273,102
Synaptics, Inc.*	3,724	273,006
Integrated Device Technology, Inc.*	10,708	272,840
Cadence Design Systems, Inc.*	13,891	271,708
Ultimate Software Group, Inc.*	1,542	270,821
Fortinet, Inc.*	9,593	269,947
IPG Photonics Corp.*	3,318	268,194
Science Applications International Corp.	6,236	265,778
Tyler Technologies, Inc.*	1,681	264,018
VeriFone Systems, Inc.*	11,084	259,255
Silicon Laboratories, Inc.*	5,634	256,910
Diebold, Inc.	9,239	256,105
Lexmark International, Inc. — Class A	9,073	255,949
PTC, Inc.*	8,586	254,231
Acxiom Corp.*	13,563	253,628
3D Systems Corp.*	31,569	252,868
Leidos Holdings, Inc.	5,262	242,683
ACI Worldwide, Inc.*	13,470	241,113
Manhattan Associates, Inc.*	4,165	240,112
NCR Corp.*	11,014	235,039
Cypress Semiconductor Corp.	29,818	234,369
Rackspace Hosting, Inc.*	11,498	232,375

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 11.2% (continued)
NetScout Systems, Inc.*	9,432	$203,260
Microsemi Corp.*	4,542	143,981
Total Technology		12,398,686
Utilities - 5.5%
ONE Gas, Inc.	6,253	353,670
National Fuel Gas Co.	7,730	350,401
Black Hills Corp.	7,073	348,558
Talen Energy Corp.*	46,725	334,084
Atmos Energy Corp.	4,818	333,502
WGL Holdings, Inc.	4,963	331,479
Alliant Energy Corp.	5,000	326,700
PNM Resources, Inc.	10,290	323,209
Questar Corp.	15,819	322,549
Aqua America, Inc.	10,099	318,421
Great Plains Energy, Inc.	11,281	314,514
Westar Energy, Inc.	7,198	313,545
Hawaiian Electric Industries, Inc.	10,455	312,814
UGI Corp.	9,161	311,474
OGE Energy Corp.	11,770	308,727
IDACORP, Inc.	4,429	308,214
Vectren Corp.	7,248	303,256
Cleco Corp.	5,652	300,347
MDU Resources Group, Inc.	17,418	294,016
Total Utilities		6,109,480
Basic Materials - 4.9%
Worthington Industries, Inc.	10,588	323,886
Albemarle Corp.	6,110	321,630
Steel Dynamics, Inc.	17,023	312,371
Reliance Steel & Aluminum Co.	5,154	293,469
NewMarket Corp.	771	292,417
Cabot Corp.*	7,104	286,575
Commercial Metals Co.	20,501	285,374
Sensient Technologies Corp.	4,734	282,478
Compass Minerals International, Inc.	3,729	279,116
Valspar Corp.	3,546	277,758
Ashland, Inc.	2,802	265,518
Olin Corp.	15,371	260,385
Carpenter Technology Corp.	9,277	257,530
RPM International, Inc.	6,522	255,989
Domtar Corp.	7,744	249,744
United States Steel Corp.	35,511	248,577
PolyOne Corp.	9,178	248,357
Royal Gold, Inc.	7,754	230,992
Minerals Technologies, Inc.	5,445	223,191
Allegheny Technologies, Inc.	22,640	212,363
Total Basic Materials		5,407,720
Energy - 4.4%
Gulfport Energy Corp.*	13,761	406,638
QEP Resources, Inc.	24,495	314,026
Dril-Quip, Inc.*	5,041	295,604
Oil States International, Inc.*	10,441	294,750
Patterson-UTI Energy, Inc.	19,795	284,651
Murphy USA, Inc.*	4,522	261,598
Oceaneering International, Inc.	7,701	260,679
Nabors Industries Ltd.	33,713	248,128
Western Refining, Inc.	7,491	246,454
WPX Energy, Inc.*	45,350	245,797
NOW, Inc.*	17,648	239,307
HollyFrontier Corp.	6,729	235,313
Superior Energy Services, Inc.	21,653	223,242
SunEdison, Inc.*	70,594	220,959
Energen Corp.	6,016	212,184
Rowan Companies plc — Class A	16,741	211,774
Noble Corporation plc	24,619	191,782
SM Energy Co.	13,015	181,950
Denbury Resources, Inc.	115,340	179,930
California Resources Corp.	106,532	152,341
Total Energy		4,907,107
Communications - 3.8%
NeuStar, Inc. — Class A*	11,909	292,723
New York Times Co. — Class A	22,127	292,519
Cable One, Inc.	665	285,943
Meredith Corp.	6,566	277,808
Time, Inc.	18,460	276,900
AMC Networks, Inc. — Class A*	3,796	276,311
j2 Global, Inc.	3,781	274,160
John Wiley & Sons, Inc. — Class A	6,469	270,404
Plantronics, Inc.	6,006	269,249
InterDigital, Inc.	5,929	267,042
Ciena Corp.*	14,789	262,801
FactSet Research Systems, Inc.	1,742	262,520
Telephone & Data Systems, Inc.	11,131	258,128
Arris International plc*	9,558	243,442
Polycom, Inc.*	22,924	233,596
comScore, Inc.*	4,316	166,295
Total Communications		4,209,841
Total Common Stocks
(Cost $111,663,614)		110,238,304
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	153,021	153,021
Total Short Term Investments
(Cost $153,021)		153,021
Total Investments - 99.9%
(Cost $111,816,635)		$110,391,325
Other Assets & Liabilities, net - 0.1%		84,846
Total Net Assets - 100.0%		$110,476,171

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

Guggenheim S&P MidCap 400® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$110,238,304	$—	$—	$110,238,304
Short Term Investments	153,021	—	—	153,021
Total	$110,391,325	$—	$—	$110,391,325

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Industrial - 22.3%
Terex Corp.	96,516	$2,161,958
Tech Data Corp.*	27,620	1,723,488
Joy Global, Inc.	167,195	1,666,934
Arrow Electronics, Inc.*	32,060	1,654,295
Avnet, Inc.	39,977	1,595,882
Triumph Group, Inc.	49,135	1,252,942
KLX, Inc.*	39,468	1,153,650
AECOM*	41,622	1,142,108
Vishay Intertechnology, Inc.	94,203	1,079,566
Trinity Industries, Inc.	49,398	1,058,105
Jabil Circuit, Inc.	52,481	1,044,897
AGCO Corp.	20,293	989,690
Greif, Inc. — Class A	34,446	910,408
Oshkosh Corp.	21,864	719,982
Regal Beloit Corp.	8,966	503,979
Granite Construction, Inc.	11,722	452,821
GATX Corp.	10,393	425,905
Total Industrial		19,536,610
Financial - 16.7%
Reinsurance Group of America, Inc. — Class A	16,791	1,414,305
Aspen Insurance Holdings Ltd.	21,946	1,020,708
CNO Financial Group, Inc.	57,091	993,383
Hanover Insurance Group, Inc.	12,036	980,815
Endurance Specialty Holdings Ltd.	15,335	949,697
Kemper Corp.	24,669	852,561
Everest Re Group Ltd.	4,501	805,409
Hancock Holding Co.	30,737	736,459
Alleghany Corp.*	1,457	696,329
Genworth Financial, Inc. — Class A*	238,443	662,872
Senior Housing Properties Trust	41,939	607,277
First American Financial Corp.	16,877	580,062
First Niagara Financial Group, Inc.	58,350	571,247
WR Berkley Corp.	11,223	562,833
Associated Banc-Corp.	27,357	480,114
Umpqua Holdings Corp.	32,112	464,982
FirstMerit Corp.	22,386	433,841
Trustmark Corp.	19,922	431,112
Stifel Financial Corp.*	12,480	417,581
Prosperity Bancshares, Inc.	8,804	373,290
TCF Financial Corp.	26,163	314,218
International Bancshares Corp.	13,518	313,482
Total Financial		14,662,577
Consumer, Non-cyclical - 15.6%
Rent-A-Center, Inc.	147,221	2,005,149
Community Health Systems, Inc.*	85,463	1,835,746
United Natural Foods, Inc.*	39,028	1,366,761
Aaron's, Inc.	52,125	1,192,620
ManpowerGroup, Inc.	13,885	1,060,120
Owens & Minor, Inc.	30,421	1,054,088
DeVry Education Group, Inc.	52,418	1,043,118
Dean Foods Co.	46,414	927,352
LifePoint Health, Inc.*	13,170	919,134
Graham Holdings Co. — Class B	1,809	876,804
RR Donnelley & Sons Co.	52,633	735,283
FTI Consulting, Inc.*	19,355	655,941
Total Consumer, Non-cyclical		13,672,116
Consumer, Cyclical - 15.3%
KB Home	155,520	1,688,947
Ingram Micro, Inc. — Class A	55,048	1,552,354
World Fuel Services Corp.	36,557	1,423,895
CST Brands, Inc.	30,162	1,168,476
Abercrombie & Fitch Co. — Class A	38,490	1,009,977
Fossil Group, Inc.*	26,296	857,250
Office Depot, Inc.*	163,807	843,606
Dana Holding Corp.	66,671	792,718
Big Lots, Inc.	19,103	740,814
Ascena Retail Group, Inc.*	93,344	688,879
Guess?, Inc.	32,664	605,591
Dick's Sporting Goods, Inc.	15,107	590,382
Deckers Outdoor Corp.*	10,372	512,999
J.C. Penney Company, Inc.*	68,818	499,619
Cabela's, Inc.*	9,947	418,470
Total Consumer, Cyclical		13,393,977
Basic Materials - 11.0%
Commercial Metals Co.	123,421	1,718,020
Reliance Steel & Aluminum Co.	28,844	1,642,377
Domtar Corp.	41,615	1,342,084
Allegheny Technologies, Inc.	140,163	1,314,729
United States Steel Corp.	163,667	1,145,669
Steel Dynamics, Inc.	61,279	1,124,470
Carpenter Technology Corp.	17,669	490,491
Olin Corp.	27,009	457,532
Worthington Industries, Inc.	14,667	448,664
Total Basic Materials		9,684,036
Energy - 8.4%
WPX Energy, Inc.*	189,389	1,026,489
Murphy USA, Inc.*	17,149	992,069
Western Refining, Inc.	23,567	775,354
Noble Corporation plc	93,336	727,088
SM Energy Co.	49,387	690,430
Patterson-UTI Energy, Inc.	46,022	661,796
HollyFrontier Corp.	18,202	636,524
SunEdison, Inc.*	188,491	589,977
Oil States International, Inc.*	20,188	569,907
NOW, Inc.*	30,107	408,251
Rowan Companies plc — Class A	23,700	299,805
Total Energy		7,377,690
Utilities - 5.2%
Talen Energy Corp.*	241,932	1,729,814
MDU Resources Group, Inc.	52,095	879,364
Great Plains Energy, Inc.	21,838	608,843
PNM Resources, Inc.	15,622	490,687
Hawaiian Electric Industries, Inc.	14,433	431,835
ONE Gas, Inc.	7,443	420,976
Total Utilities		4,561,519
Technology - 3.7%
Computer Sciences Corp.	41,696	1,337,190
SYNNEX Corp.	12,146	1,019,657
3D Systems Corp.*	67,371	539,642
Lexmark International, Inc. — Class A	14,058	396,576
Total Technology		3,293,065
Communications - 1.6%
Telephone & Data Systems, Inc.	61,392	1,423,680
Total Common Stocks
(Cost $99,060,839)		87,605,270

Guggenheim S&P MidCap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	117,483	$117,483
Total Short Term Investments
(Cost $117,483)		117,483
Total Investments - 99.9%
(Cost $99,178,322)		$87,722,753
Other Assets & Liabilities, net - 0.1%		94,971
Total Net Assets - 100.0%		$87,817,724

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$87,605,270	$—	$—	$87,605,270
Short Term Investments	117,483	—	—	117,483
Total	$87,722,753	$—	$—	$87,722,753

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Technology - 24.2%
Convergys Corp.	604,487	$14,773,661
Synaptics, Inc.*	179,523	13,160,831
Integrated Device Technology, Inc.*	426,454	10,866,048
Ultimate Software Group, Inc.*	60,938	10,702,541
ACI Worldwide, Inc.*	555,740	9,947,746
SolarWinds, Inc.*	163,208	9,784,320
Manhattan Associates, Inc.*	154,423	8,902,486
MAXIMUS, Inc.	166,482	8,885,144
Fortinet, Inc.*	312,206	8,785,477
Tyler Technologies, Inc.*	54,110	8,498,516
Fair Isaac Corp.	80,566	7,699,693
IPG Photonics Corp.*	92,655	7,489,304
Microsemi Corp.*	220,128	6,978,058
MSCI, Inc. — Class A	100,288	6,903,826
Jack Henry & Associates, Inc.	76,261	6,190,868
DST Systems, Inc.	48,570	5,119,764
Broadridge Financial Solutions, Inc.	85,394	4,573,703
CDK Global, Inc.	93,651	4,125,327
Cadence Design Systems, Inc.*	201,663	3,944,528
Total Technology		157,331,841
Consumer, Non-cyclical - 22.8%
Centene Corp.*	282,075	17,505,574
Amsurg Corp. — Class A*	154,549	11,311,441
Post Holdings, Inc.*	188,356	11,018,826
Hologic, Inc.*	240,249	8,154,051
United Therapeutics Corp.*	66,060	8,137,271
Global Payments, Inc.	136,917	8,071,257
WhiteWave Foods Co. — Class A*	187,022	7,060,081
SEI Investments Co.	176,081	6,909,418
Align Technology, Inc.*	100,907	6,673,989
PAREXEL International Corp.*	101,380	6,484,265
MEDNAX, Inc.*	86,832	6,031,351
CEB, Inc.	99,385	5,861,727
Service Corporation International	235,621	5,699,672
Gartner, Inc.*	54,958	4,830,259
VCA, Inc.*	87,123	4,466,796
Flowers Foods, Inc.	210,068	4,314,797
Rollins, Inc.	156,053	4,299,260
Sirona Dental Systems, Inc.*	36,983	3,930,923
STERIS plc	56,496	3,911,783
Akorn, Inc.*	144,485	3,755,165
Charles River Laboratories International, Inc.*	45,208	3,355,790
LivaNova plc*	58,442	3,271,584
Bio-Techne Corp.	34,834	2,880,423
Total Consumer, Non-cyclical		147,935,703
Financial - 19.6%
WisdomTree Investments, Inc.	1,174,242	14,090,904
Alexander & Baldwin, Inc.	410,192	12,428,818
MarketAxess Holdings, Inc.	100,136	11,638,808
Old Republic International Corp.	594,666	10,751,561
Bank of the Ozarks, Inc.	222,480	9,864,763
Signature Bank*	64,482	8,984,922
Equity One, Inc.	315,170	8,736,512
Lamar Advertising Co. — Class A	148,090	8,309,329
Weingarten Realty Investors	191,168	6,669,852
First Horizon National Corp.	455,386	5,797,064
SVB Financial Group*	55,354	5,608,467
CBOE Holdings, Inc.	82,186	5,475,231
UDR, Inc.	145,551	5,180,160
Jones Lang LaSalle, Inc.	36,251	5,101,241
Sovran Self Storage, Inc.	43,316	4,880,847
Communications Sales & Leasing, Inc.	202,555	3,891,082
Total Financial		127,409,561
Consumer, Cyclical - 18.6%
Skechers U.S.A., Inc. — Class A*	612,087	17,254,733
NVR, Inc.*	7,664	12,653,264
Vista Outdoor, Inc.*	247,691	11,941,183
Tempur Sealy International, Inc.*	175,832	10,609,703
Pool Corp.	89,070	7,526,415
Wendy's Co.	724,384	7,410,448
JetBlue Airways Corp.*	346,968	7,393,888
LKQ Corp.*	249,494	6,836,136
Toll Brothers, Inc.*	244,595	6,755,714
Alaska Air Group, Inc.	89,031	6,267,782
Buffalo Wild Wings, Inc.*	37,278	5,677,439
Carter's, Inc.	47,350	4,603,367
Panera Bread Co. — Class A*	23,369	4,533,586
Domino's Pizza, Inc.	38,630	4,401,116
Toro Co.	57,301	4,270,071
Dunkin' Brands Group, Inc.	75,604	2,975,773
Total Consumer, Cyclical		121,110,618
Industrial - 7.7%
AO Smith Corp.	112,711	7,872,864
Fortune Brands Home & Security, Inc.	158,769	7,714,586
Lennox International, Inc.	60,437	7,241,561
Acuity Brands, Inc.	35,353	7,156,508
Zebra Technologies Corp. — Class A*	108,118	6,530,327
Packaging Corporation of America	109,804	5,581,337
Eagle Materials, Inc.	94,530	5,061,136
Cognex Corp.	96,709	3,118,865
Total Industrial		50,277,184
Communications - 7.0%
Arris International plc*	503,903	12,834,409
j2 Global, Inc.	172,504	12,508,265
AMC Networks, Inc. — Class A*	144,007	10,482,270
Ciena Corp.*	282,605	5,021,891
FactSet Research Systems, Inc.	30,913	4,658,589
Total Communications		45,505,424
Total Common Stocks
(Cost $658,974,968)		649,570,331
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	658,301	658,301
Total Short Term Investments
(Cost $658,301)		658,301
Total Investments - 100.0%
(Cost $659,633,269)		$650,228,632
Other Assets & Liabilities, net - 0.0%		(153,738)
Total Net Assets - 100.0%		$650,074,894

Guggenheim S&P MidCap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$649,570,331	$—	$—	$649,570,331
Short Term Investments	658,301	—	—	658,301
Total	$650,228,632	$—	$—	$650,228,632

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 19.6%
CoreSite Realty Corp.	1,208	$77,481
Agree Realty Corp.	2,050	75,686
Education Realty Trust, Inc.	1,881	73,509
Calamos Asset Management, Inc. — Class A	7,578	72,673
Healthcare Realty Trust, Inc.	2,500	72,600
Safety Insurance Group, Inc.	1,276	71,991
LTC Properties, Inc.	1,614	71,871
Oritani Financial Corp.	4,284	71,629
Inland Real Estate Corp.	6,659	71,318
AMERISAFE, Inc.	1,398	71,312
GEO Group, Inc.	2,399	70,963
Acadia Realty Trust	2,079	70,894
Retail Opportunity Investments Corp.	3,834	70,891
Capstead Mortgage Corp.	7,544	70,461
Central Pacific Financial Corp.	3,356	70,308
WageWorks, Inc.*	1,571	70,287
Getty Realty Corp.	3,916	70,018
Kite Realty Group Trust	2,636	69,854
Navigators Group, Inc.*	796	69,738
United Fire Group, Inc.	1,799	69,495
RLI Corp.	1,156	68,551
Bank Mutual Corp.	8,667	68,296
PS Business Parks, Inc.	788	68,225
UMB Financial Corp.	1,454	68,193
Urstadt Biddle Properties, Inc. — Class A	3,359	68,188
Franklin Street Properties Corp.	6,975	68,076
eHealth, Inc.*	6,486	68,038
Cedar Realty Trust, Inc.	9,632	68,002
Universal Health Realty Income Trust	1,335	67,858
Northfield Bancorp, Inc.	4,381	67,818
Provident Financial Services, Inc.	3,427	67,306
ProAssurance Corp.	1,342	67,261
Brookline Bancorp, Inc.	6,018	67,161
Independent Bank Corp.	1,469	67,148
Dime Community Bancshares, Inc.	3,901	67,058
Investment Technology Group, Inc.	3,885	66,860
First Commonwealth Financial Corp.	7,621	66,531
Infinity Property & Casualty Corp.	838	66,529
Westamerica Bancorporation	1,516	66,203
Pinnacle Financial Partners, Inc.	1,328	66,201
City Holding Co.	1,486	66,068
EastGroup Properties, Inc.	1,236	65,990
American Assets Trust, Inc.	1,764	65,956
HCI Group, Inc.	1,982	65,902
Home BancShares, Inc.	1,700	65,807
Medical Properties Trust, Inc.	5,965	65,615
Sterling Bancorp	4,176	65,605
Chesapeake Lodging Trust	2,609	65,537
First Midwest Bancorp, Inc.	3,757	65,485
MB Financial, Inc.	2,101	65,383
Community Bank System, Inc.	1,732	65,193
Saul Centers, Inc.	1,281	65,164
Cousins Properties, Inc.	7,502	64,667
United Community Banks, Inc.	3,580	64,655
Astoria Financial Corp.	4,263	64,499
CareTrust REIT, Inc.	6,275	64,382
National Penn Bancshares, Inc.	5,643	64,330
Employers Holdings, Inc.	2,567	63,944
Pennsylvania Real Estate Investment Trust	3,265	63,929
Hanmi Financial Corp.	2,942	63,841
Boston Private Financial Holdings, Inc.	6,166	63,818
Northwest Bancshares, Inc.	5,071	63,742
NBT Bancorp, Inc.	2,461	63,740
Wilshire Bancorp, Inc.	6,018	63,731
Selective Insurance Group, Inc.	2,034	63,685
Tompkins Financial Corp.	1,135	63,583
Talmer Bancorp, Inc. — Class A	3,955	63,517
Columbia Banking System, Inc.	2,139	63,379
TrustCo Bank Corp. NY	11,444	62,942
Greenhill & Company, Inc.	2,634	62,637
Horace Mann Educators Corp.	2,037	62,577
FNB Corp.	5,186	62,491
CVB Financial Corp.	4,080	62,465
Sabra Health Care REIT, Inc.	3,389	62,222
PrivateBancorp, Inc. — Class A	1,653	62,202
Stewart Information Services Corp.	1,749	62,020
Glacier Bancorp, Inc.	2,621	61,829
BBCN Bancorp, Inc.	4,045	61,484
Old National Bancorp	4,968	61,206
Lexington Realty Trust	8,346	61,176
BofI Holding, Inc.*	3,561	61,107
United Bankshares, Inc.	1,819	61,082
Banner Corp.	1,470	61,005
Southside Bancshares, Inc.	2,701	60,854
S&T Bancorp, Inc.	2,241	60,529
United Insurance Holdings Corp.	3,836	59,573
Ameris Bancorp	2,055	59,451
Enova International, Inc.*	10,650	59,320
HFF, Inc. — Class A*	2,072	59,197
Piper Jaffray Cos.*	1,740	59,160
Wintrust Financial Corp.	1,404	59,094
First Financial Bancorp	3,687	58,992
Government Properties Income Trust	4,276	58,710
First NBC Bank Holding Co.*	1,852	58,134
INTL FCStone, Inc.*	2,057	57,987
Simmons First National Corp. — Class A	1,308	57,957
Parkway Properties, Inc.	4,281	57,665
Universal Insurance Holdings, Inc.	3,058	57,307
Evercore Partners, Inc. — Class A	1,261	56,959
First Financial Bankshares, Inc.	2,175	56,811
Cardinal Financial Corp.	2,967	56,581
Summit Hotel Properties, Inc.	5,557	56,404
Walker & Dunlop, Inc.*	2,348	56,258
OFG Bancorp	9,929	55,801
Forestar Group, Inc.*	6,127	55,633
First BanCorp*	21,299	55,377
Encore Capital Group, Inc.*	2,355	53,976
DiamondRock Hospitality Co.	6,492	53,884
PRA Group, Inc.*	1,806	53,729
Financial Engines, Inc.	1,985	53,535

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 19.6% (continued)
Four Corners Property Trust, Inc.	3,157	$53,353
World Acceptance Corp.*	1,839	53,221
Interactive Brokers Group, Inc. — Class A	1,628	52,536
LegacyTexas Financial Group, Inc.	2,679	52,321
American Equity Investment Life Holding Co.	2,832	51,514
Texas Capital Bancshares, Inc.*	1,363	48,659
Virtus Investment Partners, Inc.	544	47,872
Kansas City Life Insurance Co.	213	7,988
Sunstone Hotel Investors, Inc.	23	273
6D Global Technologies, Inc.*,†††,1	2,961	–
Total Financial		7,438,689
Consumer, Non-cyclical - 18.7%
Affymetrix, Inc.*	7,387	103,640
CorVel Corp.*	1,783	81,340
Heartland Payment Systems, Inc.	814	74,952
Green Dot Corp. — Class A*	4,176	74,208
Inter Parfums, Inc.	2,740	73,569
Sanderson Farms, Inc.	904	73,423
Kelly Services, Inc. — Class A	4,422	73,316
Cal-Maine Foods, Inc.	1,451	73,232
Forrester Research, Inc.	2,283	72,988
Magellan Health, Inc.*	1,269	72,333
Phibro Animal Health Corp. — Class A	2,138	71,730
ABM Industries, Inc.	2,382	71,531
WD-40 Co.	692	71,484
B&G Foods, Inc.	1,958	71,310
US Physical Therapy, Inc.	1,371	70,127
Sagent Pharmaceuticals, Inc.*	4,612	69,687
ABIOMED, Inc.*	814	69,459
Seneca Foods Corp. — Class A*	2,501	69,103
Universal Corp.	1,262	69,069
Emergent BioSolutions, Inc.*	1,876	68,662
Anika Therapeutics, Inc.*	1,825	68,657
Zeltiq Aesthetics, Inc.*	2,956	68,638
Adeptus Health, Inc. — Class A*	1,450	68,411
ExamWorks Group, Inc.*	2,489	68,348
Haemonetics Corp.*	2,152	68,089
Medifast, Inc.	2,343	68,017
Tumi Holdings, Inc.*	3,921	67,794
MiMedx Group, Inc.*	8,145	67,766
Calavo Growers, Inc.	1,294	66,964
Acorda Therapeutics, Inc.*	1,818	66,939
Brink's Co.	2,270	66,738
Almost Family, Inc.*	1,737	66,423
Healthcare Services Group, Inc.	1,877	66,389
HMS Holdings Corp.*	5,494	66,203
Meridian Bioscience, Inc.	3,426	65,951
SurModics, Inc.*	3,287	65,575
Ligand Pharmaceuticals, Inc. — Class B*	655	65,480
CryoLife, Inc.	6,613	65,006
Insperity, Inc.	1,446	64,969
Viad Corp.	2,204	64,952
Integra LifeSciences Holdings Corp.*	1,056	64,891
Diamond Foods, Inc.*	1,764	64,739
Heidrick & Struggles International, Inc.	2,442	64,371
Navigant Consulting, Inc.*	4,065	64,186
PharMerica Corp.*	2,152	63,893
J&J Snack Foods Corp.	591	63,817
Monro Muffler Brake, Inc.	970	63,778
AMN Healthcare Services, Inc.*	2,260	63,664
Healthways, Inc.*	5,410	63,622
AngioDynamics, Inc.*	5,603	63,426
Ensign Group, Inc.	2,821	63,331
Spectrum Pharmaceuticals, Inc.*	12,763	63,304
SpartanNash Co.	3,076	63,120
NutriSystem, Inc.	3,185	63,095
Air Methods Corp.*	1,616	62,927
Strayer Education, Inc.*	1,178	62,894
Chemed Corp.	448	62,863
Providence Service Corp.*	1,411	62,648
Universal Technical Institute, Inc.	16,309	62,463
Snyder's-Lance, Inc.	1,971	62,224
Andersons, Inc.	2,120	62,137
Cynosure, Inc. — Class A*	1,715	62,083
Amedisys, Inc.*	1,736	62,062
Cantel Medical Corp.	1,042	61,864
Helen of Troy Ltd.*	692	61,844
Prestige Brands Holdings, Inc.*	1,323	61,758
Neogen Corp.*	1,180	61,572
Masimo Corp.*	1,670	61,373
Matthews International Corp. — Class A	1,228	61,289
Darling Ingredients, Inc.*	6,799	61,123
Luminex Corp.*	3,185	61,120
Impax Laboratories, Inc.*	1,626	60,926
NuVasive, Inc.*	1,321	60,925
Analogic Corp.	821	60,811
CONMED Corp.	1,644	60,729
Resources Connection, Inc.	4,017	60,697
Merit Medical Systems, Inc.*	3,654	60,474
Capella Education Co.	1,375	60,376
Medicines Co.*	1,744	60,273
ICU Medical, Inc.*	620	59,675
Nektar Therapeutics*	4,370	59,607
Monster Worldwide, Inc.*	11,929	59,526
Hanger, Inc.*	4,401	59,369
Korn/Ferry International	1,921	59,186
TrueBlue, Inc.*	2,585	59,041
On Assignment, Inc.*	1,520	58,748
Cardtronics, Inc.*	1,896	58,416
Supernus Pharmaceuticals, Inc.*	5,127	58,140
Albany Molecular Research, Inc.*	3,542	57,805
Enanta Pharmaceuticals, Inc.*	2,249	57,799
Invacare Corp.	3,704	57,079
Abaxis, Inc.	1,306	56,876
Cross Country Healthcare, Inc.*	3,942	56,765
LHC Group, Inc.*	1,490	56,501
Depomed, Inc.*	3,654	56,052
Landauer, Inc.	1,819	55,734
Inogen, Inc.*	1,665	55,345
Vascular Solutions, Inc.*	2,013	55,076
Career Education Corp.*	19,019	54,775
Momenta Pharmaceuticals, Inc.*	4,328	53,754

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Non-cyclical - 18.7% (continued)
Repligen Corp.*	2,403	$53,226
LendingTree, Inc.*	714	52,615
Select Medical Holdings Corp.	5,467	52,101
Kindred Healthcare, Inc.	5,380	51,971
American Public Education, Inc.*	3,248	51,253
CDI Corp.	9,929	51,035
ANI Pharmaceuticals, Inc.*	1,585	50,736
HealthEquity, Inc.*	2,290	49,350
Natus Medical, Inc.*	1,384	48,828
Central Garden & Pet Co. — Class A*	3,349	46,283
Greatbatch, Inc.*	1,185	45,753
Cambrex Corp.*	1,314	45,517
Lannett Company, Inc.*	1,727	44,056
Central Garden & Pet Co.*	1,013	13,665
Total Consumer, Non-cyclical		7,106,822
Industrial - 17.7%
Coherent, Inc.*	1,039	80,284
Electro Scientific Industries, Inc.*	13,085	79,033
II-VI, Inc.*	3,757	78,146
TimkenSteel Corp.	8,557	77,099
Fabrinet*	3,061	76,249
Briggs & Stratton Corp.	3,749	73,705
Echo Global Logistics, Inc.*	3,289	72,391
SPX Corp.	7,779	72,345
Checkpoint Systems, Inc.	10,997	71,260
Actuant Corp. — Class A	3,039	70,748
Lindsay Corp.	1,003	70,551
Quanex Building Products Corp.	3,778	69,931
Park Electrochemical Corp.	4,273	69,565
Marten Transport Ltd.	4,137	69,420
Benchmark Electronics, Inc.*	3,282	68,921
Knight Transportation, Inc.	2,807	68,687
MYR Group, Inc.*	3,417	68,373
Heartland Express, Inc.	3,979	68,240
Exponent, Inc.	1,323	67,883
Tetra Tech, Inc.	2,557	67,735
Saia, Inc.*	3,161	67,614
Plexus Corp.*	1,932	67,523
Aerojet Rocketdyne Holdings, Inc.*	4,097	67,396
Sturm Ruger & Company, Inc.	1,139	67,030
Forward Air Corp.	1,552	66,984
Drew Industries, Inc.	1,165	66,871
John Bean Technologies Corp.	1,448	66,333
Rofin-Sinar Technologies, Inc.*	2,601	66,299
Kaman Corp.	1,663	66,254
ArcBest Corp.	3,220	66,107
EnPro Industries, Inc.	1,485	66,038
Advanced Energy Industries, Inc.*	2,340	65,707
General Cable Corp.	5,594	65,562
Newport Corp.*	4,295	65,413
Applied Industrial Technologies, Inc.	1,700	65,349
AAR Corp.	3,100	65,131
Universal Forest Products, Inc.	945	65,101
Astec Industries, Inc.	1,742	64,977
Encore Wire Corp.	1,739	64,708
National Presto Industries, Inc.	817	64,617
EMCOR Group, Inc.	1,411	64,483
Simpson Manufacturing Company, Inc.	1,975	64,444
Badger Meter, Inc.	1,154	64,428
Atlas Air Worldwide Holdings, Inc.*	1,751	64,314
Littelfuse, Inc.	630	64,197
Powell Industries, Inc.	2,558	64,052
AAON, Inc.	2,969	63,923
Orion Marine Group, Inc.*	17,675	63,807
US Concrete, Inc.*	1,400	63,672
Federal Signal Corp.	4,290	63,449
Itron, Inc.*	1,922	63,349
Haynes International, Inc.	1,979	63,328
Franklin Electric Company, Inc.	2,318	63,235
Hillenbrand, Inc.	2,334	63,205
Headwaters, Inc.*	3,951	63,097
AZZ, Inc.	1,221	62,857
LSB Industries, Inc.*	11,216	62,810
Tennant Co.	1,158	62,659
FARO Technologies, Inc.*	2,430	62,378
Rogers Corp.*	1,314	62,376
Albany International Corp. — Class A	1,838	62,345
Brady Corp. — Class A	2,774	62,249
Olympic Steel, Inc.	6,659	62,195
Tredegar Corp.	4,735	62,171
Watts Water Technologies, Inc. — Class A	1,259	62,031
US Ecology, Inc.	1,824	61,961
Mueller Industries, Inc.	2,434	61,945
Barnes Group, Inc.	1,905	61,932
Aegion Corp. — Class A*	3,429	61,825
Sanmina Corp.*	3,290	61,655
Matson, Inc.	1,523	61,544
TopBuild Corp.*	2,296	61,487
ESCO Technologies, Inc.	1,784	61,423
Comfort Systems USA, Inc.	2,155	61,073
TASER International, Inc.*	3,965	61,021
Standex International Corp.	840	60,665
Bel Fuse, Inc. — Class B	3,974	60,286
Aerovironment, Inc.*	2,357	60,127
Vicor Corp.*	7,100	59,640
CTS Corp.	3,776	59,472
Hub Group, Inc. — Class A*	1,947	59,325
Chart Industries, Inc.*	3,640	59,004
Apogee Enterprises, Inc.	1,481	58,914
American Science & Engineering, Inc.	1,639	58,824
Cubic Corp.	1,469	58,701
TTM Technologies, Inc.*	10,062	58,661
PGT, Inc.*	5,980	58,604
Griffon Corp.	3,854	58,504
EnerSys	1,208	58,503
Dycom Industries, Inc.*	875	57,978
Hornbeck Offshore Services, Inc.*	7,048	57,300
Gibraltar Industries, Inc.*	2,686	57,051
Lydall, Inc.*	1,995	56,359
Methode Electronics, Inc.	2,155	56,159
SPX FLOW, Inc.*	2,337	55,714
CIRCOR International, Inc.	1,543	54,761
Myers Industries, Inc.	4,778	54,421

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Industrial - 17.7% (continued)
Roadrunner Transportation Systems, Inc.*	6,869	$54,402
Boise Cascade Co.*	2,540	52,476
Celadon Group, Inc.	6,480	51,451
Greenbrier Companies, Inc.	1,986	51,358
Harsco Corp.	7,851	50,560
Moog, Inc. — Class A*	1,074	49,758
Tidewater, Inc.	9,174	48,714
KapStone Paper and Packaging Corp.	2,869	42,404
OSI Systems, Inc.*	751	41,170
DXP Enterprises, Inc.*	2,385	37,397
Total Industrial		6,717,163
Consumer, Cyclical - 16.2%
Big 5 Sporting Goods Corp.	7,420	90,302
Barnes & Noble Education, Inc.*	7,761	85,526
Zumiez, Inc.*	4,593	83,179
Children's Place, Inc.	1,245	81,050
Five Below, Inc.*	2,291	80,712
Genesco, Inc.*	1,209	79,963
Finish Line, Inc. — Class A	4,120	78,033
Oxford Industries, Inc.	1,109	77,475
Francesca's Holdings Corp.*	4,230	77,113
Pep Boys-Manny Moe & Jack*	4,132	76,401
Biglari Holdings, Inc.*	195	73,745
PetMed Express, Inc.	4,077	73,468
Texas Roadhouse, Inc. — Class A	1,962	72,260
Cato Corp. — Class A	1,783	71,908
Fred's, Inc. — Class A	4,356	71,874
Popeyes Louisiana Kitchen, Inc.*	1,166	71,861
Hibbett Sports, Inc.*	2,206	70,945
Stein Mart, Inc.	9,591	70,590
Steven Madden Ltd.*	2,181	70,424
G&K Services, Inc. — Class A	1,093	70,367
Stage Stores, Inc.	8,461	70,226
UniFirst Corp.	665	70,025
Belmond Ltd. — Class A*	8,271	69,973
Ruby Tuesday, Inc.*	12,836	69,956
G-III Apparel Group Ltd.*	1,414	69,795
Superior Industries International, Inc.	3,745	68,945
Bob Evans Farms, Inc.	1,678	68,697
Ruth's Hospitality Group, Inc.	4,191	68,104
Red Robin Gourmet Burgers, Inc.*	1,101	67,976
DineEquity, Inc.	799	67,851
Iconix Brand Group, Inc.*	10,215	67,828
Universal Electronics, Inc.*	1,351	67,753
Ethan Allen Interiors, Inc.	2,537	67,738
Marcus Corp.	3,561	67,445
iRobot Corp.*	1,984	67,317
Express, Inc.*	3,942	66,856
Boyd Gaming Corp.*	3,751	66,805
Perry Ellis International, Inc.*	3,507	66,668
Regis Corp.*	4,460	66,632
Cash America International, Inc.	2,223	66,556
Movado Group, Inc.	2,581	66,332
Meritage Homes Corp.*	2,009	66,317
Pinnacle Entertainment, Inc.*	2,168	66,211
BJ's Restaurants, Inc.*	1,535	65,836
DTS, Inc.*	2,946	65,637
Sonic Corp.	2,231	65,547
Barnes & Noble, Inc.	7,436	65,214
Wolverine World Wide, Inc.	3,854	65,171
MarineMax, Inc.*	3,836	64,867
Standard Motor Products, Inc.	1,724	64,322
Caleres, Inc.	2,392	64,297
Allegiant Travel Co. — Class A	397	63,706
Dorman Products, Inc.*	1,466	63,477
Hawaiian Holdings, Inc.*	1,794	63,167
Core-Mark Holding Company, Inc.	776	63,081
Asbury Automotive Group, Inc.*	1,338	62,992
Vitamin Shoppe, Inc.*	2,065	62,838
First Cash Financial Services, Inc.*	1,769	62,800
Lumber Liquidators Holdings, Inc.*	4,861	62,756
Monarch Casino & Resort, Inc.*	3,028	62,680
Select Comfort Corp.*	2,970	62,548
Men's Wearhouse, Inc.	4,559	62,504
Essendant, Inc.	2,087	62,318
Motorcar Parts of America, Inc.*	1,800	61,866
Interface, Inc. — Class A	3,620	61,142
Daktronics, Inc.	7,578	60,851
Installed Building Products, Inc.*	2,920	60,824
Callaway Golf Co.	6,968	60,691
Buckle, Inc.	2,121	60,279
Tuesday Morning Corp.*	10,786	60,078
ScanSource, Inc.*	1,901	59,653
La-Z-Boy, Inc.	2,745	58,853
Gentherm, Inc.*	1,453	58,135
Haverty Furniture Companies, Inc.	3,058	57,949
M/I Homes, Inc.*	3,212	57,559
Kirkland's, Inc.	4,840	57,257
Winnebago Industries, Inc.	3,231	56,898
Papa John's International, Inc.	1,188	56,727
Crocs, Inc.*	6,094	56,126
Mobile Mini, Inc.	2,164	56,091
Veritiv Corp.*	1,815	55,993
Marriott Vacations Worldwide Corp.	1,126	55,613
VOXX International Corp. — Class A*	12,959	55,594
Unifi, Inc.*	2,328	55,569
American Woodmark Corp.*	804	55,476
Outerwall, Inc.	1,630	55,094
Scientific Games Corp. — Class A*	8,919	52,800
SkyWest, Inc.	3,443	51,714
Interval Leisure Group, Inc.	4,292	50,560
Titan International, Inc.	16,838	50,514
Sonic Automotive, Inc. — Class A	2,898	49,614
Group 1 Automotive, Inc.	861	46,193
Arctic Cat, Inc.	3,704	45,596
Lithia Motors, Inc. — Class A	580	44,411
EZCORP, Inc. — Class A*	13,921	42,320
Republic Airways Holdings, Inc.*	16,348	34,821
Empire Resorts, Inc.*	1	15
Total Consumer, Cyclical		6,167,836
Technology - 9.7%
Rovi Corp.*	6,401	124,545
Super Micro Computer, Inc.*	2,791	83,115
Computer Programs & Systems, Inc.	1,485	78,007

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Technology - 9.7% (continued)
Progress Software Corp.*	2,997	$77,593
Ultratech, Inc.*	3,740	75,435
Rambus, Inc.*	5,892	72,118
Semtech Corp.*	3,552	71,395
Ebix, Inc.	2,086	71,174
Cirrus Logic, Inc.*	2,039	70,794
QLogic Corp.*	5,476	70,202
Cray, Inc.*	1,775	69,917
CSG Systems International, Inc.	1,976	69,041
Tangoe, Inc.*	8,184	68,500
Mercury Systems, Inc.*	3,565	68,056
Constant Contact, Inc.*	2,141	67,677
Bottomline Technologies de, Inc.*	2,332	67,208
Virtusa Corp.*	1,500	67,080
Take-Two Interactive Software, Inc.*	1,929	66,936
MicroStrategy, Inc. — Class A*	388	66,934
Monolithic Power Systems, Inc.	1,065	66,637
Monotype Imaging Holdings, Inc.	2,670	66,590
Medidata Solutions, Inc.*	1,557	66,531
MKS Instruments, Inc.	1,874	66,415
Power Integrations, Inc.	1,408	66,359
Blackbaud, Inc.	1,072	65,907
DSP Group, Inc.*	6,855	65,602
Lumentum Holdings, Inc.*	3,319	65,484
ExlService Holdings, Inc.*	1,498	65,403
CEVA, Inc.*	2,824	65,376
TeleTech Holdings, Inc.	2,438	65,119
Ciber, Inc.*	20,035	65,114
Omnicell, Inc.*	2,325	65,077
Cabot Microelectronics Corp.*	1,601	65,065
Cohu, Inc.	5,337	64,631
Sykes Enterprises, Inc.*	2,176	64,061
Kulicke & Soffa Industries, Inc.*	6,310	63,857
Agilysys, Inc.*	6,394	63,301
Insight Enterprises, Inc.*	2,669	63,068
ManTech International Corp. — Class A	2,172	62,619
Nanometrics, Inc.*	4,323	61,084
Tessera Technologies, Inc.	2,106	60,695
Veeco Instruments, Inc.*	3,251	60,599
CACI International, Inc. — Class A*	724	60,143
MTS Systems Corp.	1,119	59,755
Electronics for Imaging, Inc.*	1,437	59,463
Rudolph Technologies, Inc.*	4,628	59,285
Epiq Systems, Inc.	4,695	58,781
Quality Systems, Inc.	4,427	58,038
Exar Corp.*	10,436	57,398
Brooks Automation, Inc.	6,007	57,247
Synchronoss Technologies, Inc.*	1,809	55,428
Diodes, Inc.*	2,842	54,367
LivePerson, Inc.*	9,564	54,132
Digi International, Inc.*	5,617	51,227
Interactive Intelligence Group, Inc.*	2,088	49,861
Kopin Corp.*	24,463	47,214
Engility Holdings, Inc.	2,133	28,817
Total Technology		3,701,477
Communications - 6.5%
8x8, Inc.*	6,418	80,610
ADTRAN, Inc.	4,140	75,182
Perficient, Inc.*	3,942	75,095
World Wrestling Entertainment, Inc. — Class A	4,081	73,050
Spok Holdings, Inc.	3,979	71,662
DHI Group, Inc.*	7,578	70,550
ViaSat, Inc.*	1,127	70,438
Lumos Networks Corp.*	6,034	69,874
Harte-Hanks, Inc.	20,337	69,553
NIC, Inc.	3,468	68,632
Liquidity Services, Inc.*	10,533	68,570
EW Scripps Co. — Class A	3,605	68,423
Atlantic Tele-Network, Inc.	882	67,905
Comtech Telecommunications Corp.	3,417	66,700
HealthStream, Inc.*	3,010	65,919
ePlus, Inc.*	696	65,918
Blue Nile, Inc.*	1,888	65,683
Consolidated Communications Holdings, Inc.	3,248	65,090
FTD Companies, Inc.*	2,601	64,245
General Communication, Inc. — Class A*	3,518	63,746
VASCO Data Security International, Inc.*	4,045	62,698
Cincinnati Bell, Inc.*	19,127	61,971
Iridium Communications, Inc.*	8,861	61,673
Blucora, Inc.*	7,070	61,014
XO Group, Inc.*	4,092	60,971
Sizmek, Inc.*	17,862	60,909
Stamps.com, Inc.*	649	60,889
Gannett Company, Inc.	3,953	58,663
NETGEAR, Inc.*	1,547	57,811
Viavi Solutions, Inc.*	11,561	57,805
Scholastic Corp.	1,648	56,576
CalAmp Corp.*	3,310	56,270
QuinStreet, Inc.*	14,520	55,321
Ruckus Wireless, Inc.*	6,449	54,236
Anixter International, Inc.*	1,092	53,988
Black Box Corp.	6,954	52,989
LogMeIn, Inc.*	1,008	52,658
Harmonic, Inc.*	15,849	52,302
Ixia*	5,329	50,999
Total Communications		2,476,588
Energy - 5.0%
SunCoke Energy, Inc.	22,581	85,356
Exterran Corp.*	4,847	80,072
REX American Resources Corp.*	1,338	71,489
PDC Energy, Inc.*	1,210	68,812
Geospace Technologies Corp.*	6,346	68,600
CARBO Ceramics, Inc.	4,137	68,468
Newpark Resources, Inc.*	13,979	68,079
Gulf Island Fabrication, Inc.	7,544	65,784
Tesco Corp.	9,632	65,498
Contango Oil & Gas Co.*	10,032	64,306
FutureFuel Corp.	5,061	63,364
Era Group, Inc.*	6,752	61,983
Bristow Group, Inc.	2,643	61,476
Matrix Service Co.*	3,240	61,430

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Energy - 5.0% (continued)
Green Plains, Inc.	3,192	$60,488
Atwood Oceanics, Inc.	9,754	59,792
SEACOR Holdings, Inc.*	1,238	56,960
Unit Corp.*	5,432	56,656
Basic Energy Services, Inc.*	23,774	54,680
Carrizo Oil & Gas, Inc.*	2,012	54,586
Helix Energy Solutions Group, Inc.*	13,477	54,312
Archrock, Inc.	8,931	53,586
Northern Oil and Gas, Inc.*	15,593	51,457
Rex Energy Corp.*	69,052	51,319
TETRA Technologies, Inc.*	8,214	50,845
Bill Barrett Corp.*	13,613	50,368
Gulfmark Offshore, Inc. — Class A*	12,434	47,125
Cloud Peak Energy, Inc.*	29,356	44,034
Stone Energy Corp.*	13,836	42,615
Flotek Industries, Inc.*	6,275	41,917
Synergy Resources Corp.*	6,480	41,083
Pioneer Energy Services Corp.*	28,978	39,700
Bonanza Creek Energy, Inc.*	11,032	31,441
Total Energy		1,897,681
Basic Materials - 4.4%
Century Aluminum Co.*	19,628	92,644
Chemours Co.	20,660	81,400
Schweitzer-Mauduit International, Inc.	1,672	70,225
HB Fuller Co.	1,864	69,378
Hawkins, Inc.	1,771	66,359
Calgon Carbon Corp.	4,092	66,249
Neenah Paper, Inc.	1,087	65,698
Quaker Chemical Corp.	866	64,959
US Silica Holdings, Inc.	3,443	64,212
Kaiser Aluminum Corp.	816	63,436
AK Steel Holding Corp.*	30,690	62,608
Materion Corp.	2,518	61,666
Deltic Timber Corp.	1,117	61,346
Stepan Co.	1,363	61,280
Clearwater Paper Corp.*	1,558	61,011
Aceto Corp.	2,655	60,666
Balchem Corp.	1,076	60,407
Innospec, Inc.	1,210	60,319
Innophos Holdings, Inc.	2,258	60,311
PH Glatfelter Co.	4,036	59,571
Koppers Holdings, Inc.*	3,518	59,560
A. Schulman, Inc.	2,281	57,755
American Vanguard Corp.	4,878	54,926
Kraton Performance Polymers, Inc.*	3,692	54,199
Stillwater Mining Co.*	7,906	51,784
Rayonier Advanced Materials, Inc.	7,387	51,709
Intrepid Potash, Inc.*	21,367	46,580
Total Basic Materials		1,690,258
Utilities - 2.2%
New Jersey Resources Corp.	2,399	84,493
South Jersey Industries, Inc.	3,159	78,533
Southwest Gas Corp.	1,322	77,773
Laclede Group, Inc.	1,211	77,431
El Paso Electric Co.	1,874	76,702
American States Water Co.	1,684	76,454
Avista Corp.	2,018	74,727
ALLETE, Inc.	1,388	73,425
Northwest Natural Gas Co.	1,408	73,146
NorthWestern Corp.	1,282	71,587
Piedmont Natural Gas Company, Inc.	1,184	70,140
Total Utilities		834,411
Total Common Stocks
(Cost $38,477,702)		38,030,925
RIGHTS††† - 0.0%
Dyax Corp. [1]	339	–
Total Rights
(Cost $–)		–
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[2]	63,345	63,345
Total Short Term Investments
(Cost $63,345)		63,345
Total Investments - 100.2%
(Cost $38,541,047)		$38,094,270
Other Assets & Liabilities, net - (0.2)%		(73,156)
Total Net Assets - 100.0%		$38,021,114

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	This security was fair valued by the Valuation Committee at January 31, 2016.
[2]	Rate indicated is the 7 day yield as of January 31, 2016.

REIT ─ Real Estate Investment Trust

See Sector Classification in Other Information section.

Guggenheim S&P SmallCap 600® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$38,030,925	$—	$—	$38,030,925
Short Term Investments	63,345	—	—	63,345
Rights	—	—	—	—
Total	$38,094,270	$—	$—	$38,094,270

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Cyclical - 28.3%
Big 5 Sporting Goods Corp.	161,046	$1,959,931
Stage Stores, Inc.	216,432	1,796,386
Barnes & Noble Education, Inc.*	160,470	1,768,379
Ruby Tuesday, Inc.*	276,195	1,505,263
Finish Line, Inc. — Class A	74,419	1,409,496
Genesco, Inc.*	20,148	1,332,589
SkyWest, Inc.	84,020	1,261,981
VOXX International Corp. — Class A*	266,703	1,144,155
Iconix Brand Group, Inc.*	171,043	1,135,725
Zumiez, Inc.*	61,413	1,112,189
Men's Wearhouse, Inc.	80,479	1,103,367
ScanSource, Inc.*	33,691	1,057,224
Tuesday Morning Corp.*	185,487	1,033,162
Perry Ellis International, Inc.*	52,727	1,002,340
Fred's, Inc. — Class A	59,349	979,259
Essendant, Inc.	32,712	976,780
Veritiv Corp.*	30,856	951,908
Republic Airways Holdings, Inc.*	438,119	933,193
EZCORP, Inc. — Class A*	299,507	910,501
Pep Boys-Manny Moe & Jack*	47,855	884,839
Cash America International, Inc.	26,437	791,524
Barnes & Noble, Inc.	89,739	787,011
Sonic Automotive, Inc. — Class A	45,410	777,419
Stein Mart, Inc.	97,048	714,273
Group 1 Automotive, Inc.	12,955	695,036
Caleres, Inc.	25,212	677,699
Lumber Liquidators Holdings, Inc.*	49,940	644,725
Children's Place, Inc.	9,535	620,729
Superior Industries International, Inc.	31,700	583,597
Biglari Holdings, Inc.*	1,516	573,321
Kirkland's, Inc.	47,999	567,828
Regis Corp.*	34,614	517,133
Vitamin Shoppe, Inc.*	15,659	476,503
Wolverine World Wide, Inc.	25,959	438,967
Arctic Cat, Inc.	33,922	417,580
Movado Group, Inc.	15,750	404,775
Titan International, Inc.	133,278	399,834
Express, Inc.*	23,391	396,711
Daktronics, Inc.	40,351	324,019
Unifi, Inc.*	12,654	302,051
Total Consumer, Cyclical		35,369,402
Industrial - 25.5%
Benchmark Electronics, Inc.*	75,294	1,581,174
ArcBest Corp.	70,355	1,444,387
TimkenSteel Corp.	158,117	1,424,634
Roadrunner Transportation Systems, Inc.*	179,428	1,421,070
SPX Corp.	148,254	1,378,762
Orion Marine Group, Inc.*	367,036	1,325,000
Sanmina Corp.*	68,974	1,292,573
MYR Group, Inc.*	63,351	1,267,654
Atlas Air Worldwide Holdings, Inc.*	34,325	1,260,757
Chart Industries, Inc.*	71,028	1,151,364
Bel Fuse, Inc. — Class B	74,890	1,136,081
Celadon Group, Inc.	142,557	1,131,903
Greenbrier Companies, Inc.	43,078	1,113,997
Checkpoint Systems, Inc.	165,447	1,072,097
TTM Technologies, Inc.*	179,719	1,047,762
Briggs & Stratton Corp.	48,369	950,935
Hornbeck Offshore Services, Inc.*	113,476	922,560
LSB Industries, Inc.*	160,696	899,898
Saia, Inc.*	41,944	897,182
Plexus Corp.*	25,636	895,978
SPX FLOW, Inc.*	33,228	792,156
Echo Global Logistics, Inc.*	33,014	726,638
Hub Group, Inc. — Class A*	22,064	672,290
Boise Cascade Co.*	32,334	668,020
Powell Industries, Inc.	25,366	635,165
AAR Corp.	28,462	597,987
EMCOR Group, Inc.	12,187	556,946
Aegion Corp. — Class A*	28,216	508,734
Kaman Corp.	12,366	492,661
Olympic Steel, Inc.	51,599	481,935
Marten Transport Ltd.	23,979	402,368
Tidewater, Inc.	71,682	380,631
Haynes International, Inc.	10,863	347,616
Applied Industrial Technologies, Inc.	8,269	317,860
Astec Industries, Inc.	7,681	286,501
Tredegar Corp.	20,887	274,246
Total Industrial		31,757,522
Consumer, Non-cyclical - 14.9%
Kelly Services, Inc. — Class A	110,421	1,830,780
Seneca Foods Corp. — Class A*	64,119	1,771,608
SpartanNash Co.	70,965	1,456,202
Magellan Health, Inc.*	22,297	1,270,929
Andersons, Inc.	40,026	1,173,162
Hanger, Inc.*	85,860	1,158,252
ABM Industries, Inc.	34,277	1,029,338
Universal Corp.	17,937	981,692
Darling Ingredients, Inc.*	105,917	952,194
Universal Technical Institute, Inc.	232,074	888,843
Kindred Healthcare, Inc.	87,687	847,056
Sanderson Farms, Inc.	8,780	713,112
CDI Corp.	130,372	670,112
Select Medical Holdings Corp.	66,187	630,762
AngioDynamics, Inc.*	50,453	571,128
Central Garden & Pet Co. — Class A*	38,292	529,196
Invacare Corp.	27,130	418,073
Viad Corp.	14,169	417,560
PharMerica Corp.*	13,700	406,753
Green Dot Corp. — Class A*	22,022	391,331
Healthways, Inc.*	27,030	317,873
Central Garden & Pet Co.*	11,582	156,241
Total Consumer, Non-cyclical		18,582,197
Energy - 10.5%
Exterran Corp.*	118,363	1,955,357
Green Plains, Inc.	64,811	1,228,168
Gulf Island Fabrication, Inc.	139,152	1,213,405
Archrock, Inc.	180,922	1,085,532
Atwood Oceanics, Inc.	175,695	1,077,010
Era Group, Inc.*	98,092	900,485
Newpark Resources, Inc.*	182,546	888,999
Bristow Group, Inc.	34,249	796,632
SEACOR Holdings, Inc.*	16,009	736,574

Guggenheim S&P SmallCap 600® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Energy - 10.5% (continued)
Helix Energy Solutions Group, Inc.*	178,540	$719,516
SunCoke Energy, Inc.	166,715	630,183
REX American Resources Corp.*	8,832	471,894
Cloud Peak Energy, Inc.*	313,868	470,802
Rex Energy Corp.*	514,997	382,746
Pioneer Energy Services Corp.*	220,103	301,541
Basic Energy Services, Inc.*	98,307	226,106
Total Energy		13,084,950
Financial - 7.6%
Calamos Asset Management, Inc. — Class A	115,490	1,107,549
Enova International, Inc.*	192,269	1,070,939
INTL FCStone, Inc.*	30,540	860,923
Piper Jaffray Cos.*	24,349	827,866
World Acceptance Corp.*	24,504	709,146
First BanCorp*	255,564	664,466
Infinity Property & Casualty Corp.	7,752	615,431
Capstead Mortgage Corp.	65,138	608,389
OFG Bancorp	97,648	548,782
Navigators Group, Inc.*	5,813	509,277
Stewart Information Services Corp.	14,362	509,277
Encore Capital Group, Inc.*	20,732	475,177
Horace Mann Educators Corp.	15,395	472,934
American Equity Investment Life Holding Co.	25,671	466,955
Total Financial		9,447,111
Basic Materials - 5.8%
Century Aluminum Co.*	546,984	2,581,765
PH Glatfelter Co.	65,300	963,828
Materion Corp.	33,388	817,672
Chemours Co.	175,241	690,449
Intrepid Potash, Inc.*	238,696	520,357
A. Schulman, Inc.	20,021	506,932
Clearwater Paper Corp.*	10,284	402,721
Innophos Holdings, Inc.	14,014	374,314
Stepan Co.	7,180	322,813
Total Basic Materials		7,180,851
Communications - 3.8%
Anixter International, Inc.*	16,784	829,800
Comtech Telecommunications Corp.	38,229	746,230
Iridium Communications, Inc.*	96,140	669,134
FTD Companies, Inc.*	24,252	599,024
Gannett Company, Inc.	29,628	439,680
Black Box Corp.	51,317	391,036
Blucora, Inc.*	43,601	376,277
Scholastic Corp.	10,503	360,568
Sizmek, Inc.*	95,977	327,282
Total Communications		4,739,031
Technology - 3.6%
Ciber, Inc.*	457,858	1,488,039
Insight Enterprises, Inc.*	47,150	1,114,155
ManTech International Corp. — Class A	21,621	623,333
Kulicke & Soffa Industries, Inc.*	37,499	379,490
CACI International, Inc. — Class A*	4,438	368,665
Engility Holdings, Inc.	19,810	267,633
Brooks Automation, Inc.	27,999	266,830
Total Technology		4,508,145
Total Common Stocks
(Cost $149,799,850)		124,669,209
Total Investments - 100.0%
(Cost $149,799,850)		$124,669,209
Other Assets & Liabilities, net - 0.0%		(56,012)
Total Net Assets - 100.0%		$124,613,197

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$124,669,209	$—	$—	$124,669,209
Total	$124,669,209	$—	$—	$124,669,209

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 35.8%
Ligand Pharmaceuticals, Inc. — Class B*	33,387	$3,337,699
ABIOMED, Inc.*	32,091	2,738,326
MiMedx Group, Inc.*	251,823	2,095,167
Cross Country Healthcare, Inc.*	141,753	2,041,242
Supernus Pharmaceuticals, Inc.*	178,521	2,024,428
Depomed, Inc.*	127,209	1,951,386
LendingTree, Inc.*	26,172	1,928,614
Emergent BioSolutions, Inc.*	52,675	1,927,905
On Assignment, Inc.*	48,978	1,893,000
AMN Healthcare Services, Inc.*	65,232	1,837,585
Cal-Maine Foods, Inc.	34,828	1,757,769
Heartland Payment Systems, Inc.	18,546	1,707,716
NuVasive, Inc.*	36,299	1,674,109
TrueBlue, Inc.*	73,233	1,672,642
Affymetrix, Inc.*	115,821	1,624,969
Almost Family, Inc.*	41,557	1,589,139
Heidrick & Struggles International, Inc.	59,683	1,573,244
Zeltiq Aesthetics, Inc.*	67,342	1,563,681
NutriSystem, Inc.	76,840	1,522,200
Masimo Corp.*	40,060	1,472,205
Albany Molecular Research, Inc.*	85,765	1,399,685
Prestige Brands Holdings, Inc.*	28,987	1,353,113
Lannett Company, Inc.*	52,618	1,342,285
Cantel Medical Corp.	22,582	1,340,693
Cynosure, Inc. — Class A*	35,106	1,270,837
Repligen Corp.*	56,409	1,249,459
Helen of Troy Ltd.*	13,959	1,247,516
Neogen Corp.*	23,744	1,238,962
Nektar Therapeutics*	84,765	1,156,195
Korn/Ferry International	37,139	1,144,253
Vascular Solutions, Inc.*	40,735	1,114,510
Cambrex Corp.*	31,971	1,107,475
US Physical Therapy, Inc.	21,271	1,088,012
Calavo Growers, Inc.	21,011	1,087,319
LHC Group, Inc.*	28,368	1,075,715
Natus Medical, Inc.*	30,380	1,071,806
Monro Muffler Brake, Inc.	16,102	1,058,707
Chemed Corp.	7,199	1,010,164
Merit Medical Systems, Inc.*	59,940	992,007
Matthews International Corp. — Class A	19,101	953,331
B&G Foods, Inc.	26,025	947,831
SurModics, Inc.*	46,686	931,386
Luminex Corp.*	45,485	872,857
CorVel Corp.*	17,732	808,934
Healthcare Services Group, Inc.	22,443	793,809
WD-40 Co.	7,544	779,295
Impax Laboratories, Inc.*	18,847	706,197
Acorda Therapeutics, Inc.*	18,359	675,978
Integra LifeSciences Holdings Corp.*	10,908	670,297
Phibro Animal Health Corp. — Class A	16,591	556,628
Total Consumer, Non-cyclical		68,978,282
Financial - 20.6%
First Midwest Bancorp, Inc.	139,061	2,423,834
CoreSite Realty Corp.	33,148	2,126,113
Home BancShares, Inc.	49,506	1,916,377
Universal Insurance Holdings, Inc.	99,755	1,869,409
Ameris Bancorp	63,792	1,845,502
Walker & Dunlop, Inc.*	75,559	1,810,394
Pinnacle Financial Partners, Inc.	30,882	1,539,468
BofI Holding, Inc.*	86,190	1,479,020
Employers Holdings, Inc.	58,966	1,468,843
Acadia Realty Trust	42,161	1,437,690
Talmer Bancorp, Inc. — Class A	89,422	1,436,117
Hanmi Financial Corp.	65,945	1,431,007
Education Realty Trust, Inc.	36,470	1,425,248
Simmons First National Corp. — Class A	31,728	1,405,868
Bank Mutual Corp.	171,327	1,350,057
Northfield Bancorp, Inc.	83,888	1,298,586
PrivateBancorp, Inc. — Class A	34,122	1,284,011
Inland Real Estate Corp.	110,719	1,185,800
Evercore Partners, Inc. — Class A	26,251	1,185,758
Four Corners Property Trust, Inc.	69,304	1,171,237
HFF, Inc. — Class A	37,245	1,064,090
AMERISAFE, Inc.	19,878	1,013,977
BBCN Bancorp, Inc.	62,861	955,487
Financial Engines, Inc.	32,855	886,099
RLI Corp.	14,608	866,254
Banner Corp.	20,304	842,616
LegacyTexas Financial Group, Inc.	40,492	790,809
Healthcare Realty Trust, Inc.	27,035	785,096
Retail Opportunity Investments Corp.	38,412	710,238
First Financial Bankshares, Inc.	25,184	657,806
Total Financial		39,662,811
Industrial - 15.4%
PGT, Inc.*	258,602	2,534,300
Fabrinet*	84,216	2,097,820
Headwaters, Inc.*	126,181	2,015,110
II-VI, Inc.*	91,262	1,898,250
Dycom Industries, Inc.*	27,823	1,843,552
TASER International, Inc.*	109,779	1,689,499
US Concrete, Inc.*	35,260	1,603,625
Universal Forest Products, Inc.	22,187	1,528,462
Griffon Corp.	99,444	1,509,560
AZZ, Inc.	26,688	1,373,898
Drew Industries, Inc.	22,701	1,303,037
Lydall, Inc.*	44,154	1,247,351
Comfort Systems USA, Inc.	41,787	1,184,244
John Bean Technologies Corp.	23,180	1,061,876
US Ecology, Inc.	30,799	1,046,242
Matson, Inc.	24,262	980,427
Sturm Ruger & Company, Inc.	16,356	962,551
Exponent, Inc.	17,696	907,982
Methode Electronics, Inc.	34,047	887,265
Apogee Enterprises, Inc.	20,739	824,997
AAON, Inc.	35,231	758,523
OSI Systems, Inc.*	9,145	501,329
Total Industrial		29,759,900
Consumer, Cyclical - 10.4%
Meritage Homes Corp.*	72,660	2,398,508
Pinnacle Entertainment, Inc.*	67,291	2,055,067
Installed Building Products, Inc.*	76,203	1,587,308

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 10.4% (continued)
Lithia Motors, Inc. — Class A	19,185	$1,468,995
American Woodmark Corp.*	20,260	1,397,940
Allegiant Travel Co. — Class A	8,179	1,312,484
Monarch Casino & Resort, Inc.*	56,379	1,167,045
Francesca's Holdings Corp.*	62,376	1,137,114
Popeyes Louisiana Kitchen, Inc.*	17,494	1,078,156
Gentherm, Inc.*	26,236	1,049,702
Hawaiian Holdings, Inc.*	29,527	1,039,646
Interface, Inc. — Class A	61,417	1,037,333
Ruth's Hospitality Group, Inc.	63,676	1,034,735
Boyd Gaming Corp.*	51,311	913,849
Papa John's International, Inc.	16,999	811,702
Sonic Corp.	17,471	513,298
Total Consumer, Cyclical		20,002,882
Technology - 9.7%
Cirrus Logic, Inc.*	65,976	2,290,687
Take-Two Interactive Software, Inc.*	46,398	1,610,011
Blackbaud, Inc.	25,228	1,551,017
Ebix, Inc.	44,145	1,506,227
Monolithic Power Systems, Inc.	21,209	1,327,047
ExlService Holdings, Inc.*	29,970	1,308,489
Kopin Corp.*	627,082	1,210,268
Virtusa Corp.*	27,001	1,207,485
Cray, Inc.*	30,277	1,192,611
Tessera Technologies, Inc.	39,834	1,148,016
Medidata Solutions, Inc.*	25,645	1,095,811
Synchronoss Technologies, Inc.*	29,922	916,810
Rambus, Inc.*	72,065	882,076
CEVA, Inc.*	34,464	797,842
Omnicell, Inc.*	24,943	698,155
Total Technology		18,742,552
Communications - 4.8%
LogMeIn, Inc.*	35,156	1,836,549
Stamps.com, Inc.*	18,462	1,732,105
8x8, Inc.*	111,308	1,398,028
World Wrestling Entertainment, Inc. — Class A	71,214	1,274,731
NIC, Inc.	50,414	997,693
Blue Nile, Inc.*	23,135	804,867
HealthStream, Inc.*	36,214	793,087
General Communication, Inc. — Class A*	26,707	483,931
Total Communications		9,320,991
Basic Materials - 2.0%
Balchem Corp.	21,805	1,224,133
Innospec, Inc.	22,511	1,122,174
Aceto Corp.	34,446	787,091
Deltic Timber Corp.	13,107	719,836
Total Basic Materials		3,853,234
Utilities - 0.5%
Piedmont Natural Gas Company, Inc.	16,546	980,185
Energy - 0.5%
Synergy Resources Corp.*	150,183	952,160
Total Common Stocks
(Cost $205,495,295)		192,252,997
SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	48,031	48,031
Total Short Term Investments
(Cost $48,031)		48,031
Total Investments - 99.7%
(Cost $205,543,326)		$192,301,028
Other Assets & Liabilities, net - 0.3%		667,025
Total Net Assets - 100.0%		$192,968,053

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$192,252,997	$—	$—	$192,252,997
Short Term Investments	48,031	—	—	48,031
Total	$192,301,028	$—	$—	$192,301,028

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 93.1%
Financial - 37.7%
Credicorp Ltd.	2,720	$275,698
Commercial International Bank Egypt SAE GDR	70,310	270,695
OTP Bank plc	12,134	257,359
Komercni Banka AS	983	206,205
Qatar National Bank SAQ††	2,635	118,629
Bancolombia S.A. ADR	3,345	98,678
Bank Central Asia Tbk PT	84,000	79,884
Grupo de Inversiones Suramericana S.A.	6,907	75,063
Emaar Properties PJSC	52,203	69,499
Powszechna Kasa Oszczednosci Bank Polski S.A.*	10,356	62,528
Masraf Al Rayan QSC	6,515	60,398
Public Bank BHD	13,600	60,226
Bank Rakyat Indonesia Persero Tbk PT	73,200	59,649
Turkiye Garanti Bankasi AS	22,793	59,262
Ayala Land, Inc.	77,385	50,995
Akbank TAS	10,136	50,376
Itau Unibanco Holding S.A. ADR	8,000	50,320
Siam Commercial Bank PCL	13,522	49,195
Malayan Banking BHD	23,600	48,734
Bank Pekao S.A.	1,452	48,690
Powszechny Zaklad Ubezpieczen S.A.	6,080	48,163
Bank Mandiri Persero Tbk PT	67,200	46,833
BDO Unibank, Inc.	19,040	40,757
Grupo Financiero Banorte SAB de CV — Class O	7,818	40,721
Abu Dhabi Commercial Bank PJSC	24,232	39,583
Banco de Chile ADR	617	38,538
Ayala Corp.	2,640	37,647
First Gulf Bank PJSC	13,377	36,784
SM Prime Holdings, Inc.	79,200	35,154
Ezdan Holding Group QSC	9,113	33,292
Qatar Islamic Bank SAQ	1,376	32,127
Banco Santander Chile ADR	1,840	31,814
Qatar Insurance Company SAQ	1,372	31,619
Aldar Properties PJSC	50,027	29,964
Corporation Financiera Colombiana S.A.	2,659	29,269
Banco Bradesco S.A. ADR	6,401	29,253
Kasikornbank PCL	1,500	29,100
Doha Bank QSC	2,754	27,611
China Construction Bank Corp.	2,235	27,066
Turkiye Is Bankasi — Class C	16,780	26,193
Bank Zachodni WBK S.A.*	404	25,788
Industrial & Commercial Bank of China Ltd.	2,379	24,587
Emaar Malls Group PJSC*	38,108	23,759
CIMB Group Holdings BHD	23,600	23,572
Bank of the Philippine Islands	12,560	23,104
Dubai Islamic Bank PJSC	14,676	22,855
GT Capital Holdings, Inc.	840	22,741
FirstRand Ltd.	7,996	22,489
Turkiye Halk Bankasi AS	6,034	20,754
National Bank of Abu Dhabi PJSC	10,081	20,255
Bank Negara Indonesia Persero Tbk PT	55,600	19,818
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,220	19,369
Bank of China Ltd.	1,954	18,934
VTB Bank PJSC GDR	10,066	18,934
Central Pattana PCL	14,714	18,427
Standard Bank Group Ltd.	2,552	18,298
Shinhan Financial Group Company Ltd. ADR	548	17,502
China Overseas Land & Investment Ltd.	6,000	17,269
Krung Thai Bank PCL	35,197	17,139
Bangkok Bank PCL	3,941	16,819
Sanlam Ltd.	2,128	15,875
mBank S.A.*	204	15,740
Banco de Credito e Inversiones	387	15,039
Fibra Uno Administracion S.A. de CV	7,358	14,726
Ping An Insurance Group Company of China Ltd.	1,498	13,617
Dubai Financial Market PJSC	43,720	13,569
PICC Property & Casualty Company Ltd. — Class H	8,000	13,507
AMMB Holdings BHD	12,800	13,432
Banco Bradesco	2,359	13,092
Cathay Financial Holding Company Ltd.	12,000	12,995
KB Financial Group, Inc. ADR	512	12,881
Hong Leong Bank BHD	4,000	12,592
Grupo Financiero Inbursa SAB de CV — Class O	7,358	11,802
China Life Insurance Company Ltd. ADR	971	11,749
BB Seguridade Participacoes S.A.	1,961	11,256
Evergrande Real Estate Group Ltd.	16,000	10,464
Taiwan Cooperative Financial Holding Company Ltd.	25,200	10,432
Taiwan Business Bank*	42,920	10,325
Grupo Financiero Santander Mexico SAB de CV — Class B	6,657	10,230
Mega Financial Holding Company Ltd.	16,000	10,151
CTBC Financial Holding Company Ltd.	21,620	10,084
Yapi ve Kredi Bankasi AS	8,032	10,068
Samsung Fire & Marine Insurance Company Ltd.	40	9,942
Shin Kong Financial Holding Company Ltd.	49,959	9,531
Hana Financial Group, Inc.	528	9,425
RMB Holdings Ltd.	2,632	9,320
Agricultural Bank of China Ltd.	1,056	9,198
E.Sun Financial Holding Company Ltd.	17,391	8,973
Hyundai Marine & Fire Insurance Company Ltd.	332	8,958
Nedbank Group Ltd.	748	8,818
Fubon Financial Holding Company Ltd.	8,000	8,747

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 93.1% (continued)
Financial - 37.7% (continued)
Shanghai Industrial Holdings Ltd.	4,000	$8,696
Barclays Africa Group Ltd.	956	8,656
Turkiye Vakiflar Bankasi TAO — Class D	6,660	8,483
Alior Bank S.A.*	544	8,022
China Resources Land Ltd.	3,283	7,989
First Financial Holding Company Ltd.	17,040	7,744
Growthpoint Properties Ltd.	5,360	7,683
China Merchants Bank Company Ltd. — Class H	4,000	7,668
Banco do Brasil S.A.	2,242	7,668
China Smarter Energy Group Holdings Ltd.*	64,777	7,491
Redefine Properties Ltd.	12,360	7,385
Brait SE*	695	7,188
SinoPac Financial Holdings Company Ltd.	25,766	6,879
Samsung Securities Company Ltd.*	216	6,774
Alpha Bank AE*	3,208	6,352
Yuanta Financial Holding Company Ltd.	20,524	6,341
China Life Insurance Company Ltd.	8,800	6,203
Country Garden Holdings Company Ltd.	16,000	6,126
Discovery Ltd.	730	5,900
China Development Financial Holding Corp.	24,000	5,716
Hua Nan Financial Holdings Company Ltd.	12,744	5,658
CITIC Ltd.	4,000	5,623
China Pacific Insurance Group Company Ltd. — Class H	1,600	5,612
Longfor Properties Company Ltd.	4,000	5,068
NH Investment & Securities Company Ltd.*	636	5,040
Bank of Communications Company Ltd. — Class H	8,000	4,841
Daewoo Securities Company Ltd.*	736	4,807
China CITIC Bank Corporation Ltd. — Class H*	8,000	4,646
Yuexiu Property Company Ltd.	32,000	4,605
National Bank of Greece S.A. ADR*	4,360	1,194
Total Financial		3,704,580
Communications - 11.3%
Emirates Telecommunications Group Company PJSC	25,818	115,277
Naspers Ltd.	752	94,827
Hellenic Telecommunications Organization S.A.	10,792	93,186
Telekomunikasi Indonesia Persero Tbk PT	323,200	78,366
America Movil SAB de CV — Class L ADR	5,141	72,694
O2 Czech Republic AS	6,930	70,979
Tencent Holdings Ltd.	2,696	50,523
Philippine Long Distance Telephone Co. ADR	1,015	47,624
Grupo Televisa SAB ADR	1,592	42,156
Advanced Info Service PCL	8,748	41,374
Global Telecom Holding SAE GDR*	35,804	40,459
China Mobile Ltd. ADR	656	35,772
Turkcell Iletisim Hizmetleri AS ADR	3,792	33,597
Ooredoo QSC	1,548	33,379
MTN Group Ltd.	3,276	29,058
DiGi.com BHD	17,600	20,671
Axiata Group BHD	14,800	19,983
Chunghwa Telecom Company Ltd. ADR	564	17,552
NAVER Corp.	32	16,762
Mobile TeleSystems PJSC ADR	2,107	14,749
True Corporation PCL*	67,600	13,432
Alibaba Group Holding Ltd. ADR*	199	13,339
Maxis BHD	9,600	13,216
Orange Polska S.A.	8,036	12,755
Telekom Malaysia BHD	7,200	11,264
Telefonica Brasil S.A. ADR	1,261	10,996
Baidu, Inc. ADR*	60	9,796
Cyfrowy Polsat S.A.*	1,789	9,426
Vodacom Group Ltd.	860	7,869
Rostelecom PJSC ADR	981	6,484
China Unicom Hong Kong Ltd. ADR	564	6,255
China Telecom Corporation Ltd. ADR	116	5,433
Samsung SDI Company Ltd.	68	5,303
MegaFon OAO GDR	392	4,684
Tim Participacoes S.A. ADR	484	3,828
Sistema JSFC GDR	662	3,734
Total Communications		1,106,802
Consumer, Non-cyclical - 9.1%
Richter Gedeon Nyrt	7,652	149,115
Fomento Economico Mexicano SAB de CV ADR	603	57,176
Ambev S.A. ADR	11,631	54,316
JG Summit Holdings, Inc.	31,000	43,589
Universal Robina Corp.	10,640	43,096
Magnit PJSC GDR	1,096	42,798
DP World Ltd.	2,466	42,786
BIM Birlesik Magazalar AS	2,041	34,452
Cencosud S.A.	14,208	28,918
Unilever Indonesia Tbk PT	10,800	28,774
IHH Healthcare BHD	13,200	20,840
Bangkok Dusit Medical Services PCL — Class F	33,532	20,645
BRF S.A. ADR	1,650	20,015
Cia Cervecerias Unidas S.A. ADR	912	19,690
IOI Corporation BHD	15,600	18,209
Cielo S.A.	2,082	17,780
Bidvest Group Ltd.	724	16,608
Charoen Pokphand Indonesia Tbk PT	66,000	16,027
Grupo Bimbo SAB de CV*	5,518	15,387
Kalbe Farma Tbk PT	156,400	15,157
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,276	14,065
Uni-President Enterprises Corp.	8,320	13,851
Kuala Lumpur Kepong BHD	2,400	13,805
Charoen Pokphand Foods PCL	23,923	13,055
Aspen Pharmacare Holdings Ltd.	756	12,790

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 93.1% (continued)
Consumer, Non-cyclical - 9.1% (continued)
Kimberly-Clark de Mexico SAB de CV — Class A	5,302	$12,654
Coca-Cola Femsa SAB de CV	1,722	12,085
KT&G Corp.	132	11,395
Eurocash S.A.	805	10,845
Shoprite Holdings Ltd.	1,024	9,579
Mediclinic International Ltd.	1,076	8,155
Kroton Educational S.A.	3,947	8,044
Tiger Brands Ltd.	388	7,100
PPB Group BHD	1,700	6,784
JBS S.A	1,071	5,869
British American Tobacco Malaysia BHD	400	5,574
Want Want China Holdings Ltd.	8,000	5,222
Cia Brasileira de Distribuicao ADR	492	4,699
Westports Holdings BHD	4,400	4,299
Estacio Participacoes S.A.	1,326	3,845
Total Consumer, Non-cyclical		889,093
Energy - 7.5%
MOL Hungarian Oil & Gas plc	2,258	109,551
Gazprom PAO ADR	25,068	89,543
Lukoil PJSC ADR	2,204	74,209
PTT PCL	7,967	52,619
Polski Koncern Naftowy ORLEN S.A.	3,408	51,965
Ecopetrol S.A. ADR	7,361	47,405
Novatek OAO GDR	412	35,452
Tupras Turkiye Petrol Rafinerileri AS*	1,225	31,000
Tatneft PAO ADR	1,056	28,512
Sasol Ltd. ADR	1,040	27,040
Polskie Gornictwo Naftowe i Gazownictwo S.A.	21,048	26,758
Petronas Gas BHD	3,600	19,824
Rosneft OAO GDR	5,240	18,602
PTT Exploration & Production PCL	11,122	17,742
Surgutneftegas OAO ADR	3,486	16,872
China Petroleum & Chemical Corp. ADR	248	13,965
CNOOC Ltd. ADR	124	12,595
GS Holdings Corp.	280	11,771
Petroleo Brasileiro S.A. ADR*	3,334	11,569
Petroleo Brasileiro S.A. ADR*	4,591	11,156
SK Innovation Company Ltd.	88	9,615
PetroChina Company Ltd. ADR	148	9,046
SapuraKencana Petroleum BHD	18,400	8,325
Total Energy		735,136
Consumer, Cyclical - 6.7%
OPAP S.A.	9,404	68,991
SACI Falabella	10,416	68,909
Astra International Tbk PT	123,200	57,687
CP ALL PCL	38,361	43,748
JUMBO S.A.*	4,124	43,464
Wal-Mart de Mexico SAB de CV	16,555	41,534
SM Investments Corp.	2,040	35,426
Steinhoff International Holdings N.V.	5,092	24,435
Jollibee Foods Corp.	5,480	23,599
FF Group	1,416	22,140
Genting BHD	10,000	18,965
Hyundai Motor Co.	168	18,638
Latam Airlines Group S.A. ADR*	3,632	18,595
Genting Malaysia BHD	17,200	18,504
Hyundai Mobis Company Ltd.*	80	17,249
Matahari Department Store Tbk PT	14,000	16,261
Kia Motors Corp.	416	15,666
Turk Hava Yollari AO*	5,876	14,513
Woolworths Holdings Limited/South Africa	2,328	13,690
LPP S.A.	8	10,512
Dongfeng Motor Group Company Ltd. — Class H	8,000	9,374
LG Corp.	144	8,852
Samsung C&T Corp.	56	6,959
Kangwon Land, Inc.*	200	6,873
Truworths International Ltd.	1,063	6,555
Shinsegae Company Ltd.	36	6,381
Cheng Shin Rubber Industry Company Ltd.	4,000	6,143
Far Eastern New Century Corp.	8,160	5,801
Mr Price Group Ltd.	552	5,667
Great Wall Motor Company Ltd. — Class H	6,000	4,556
Total Consumer, Cyclical		659,687
Basic Materials - 6.2%
Southern Copper Corp.	4,579	118,687
Industries Qatar QSC	2,401	67,271
Empresas CMPC S.A.	13,792	31,431
Cia de Minas Buenaventura S.A.A. ADR*	7,651	30,604
MMC Norilsk Nickel PJSC ADR	2,316	26,773
PTT Global Chemical PCL	15,511	23,332
Grupo Mexico SAB de CV	11,956	23,145
Petronas Chemicals Group BHD	12,800	22,149
KGHM Polska Miedz S.A.	1,544	21,746
Fibria Celulose S.A. ADR	1,879	20,763
Formosa Plastics Corp.	8,000	18,478
Ultrapar Participacoes S.A. ADR	1,171	17,506
Eregli Demir ve Celik Fabrikalari TAS	15,908	16,608
Sociedad Quimica y Minera de Chile S.A. ADR	1,012	16,425
Braskem S.A. ADR	1,339	16,055
Uralkali PJSC GDR*,††	1,149	14,937
Nan Ya Plastics Corp.	8,000	13,870
LG Chem Ltd.	56	13,803
POSCO ADR	332	12,314
Grupa Azoty S.A.*	418	10,546
Vale S.A. ADR	5,109	9,451
Vale S.A. ADR	3,688	9,036
AngloGold Ashanti Ltd. ADR*	1,059	8,980
Formosa Chemicals & Fibre Corp.	4,000	8,567
China Steel Corp.	16,000	8,519
Severstal PAO GDR	1,036	8,361
Mexichem SAB de CV	3,810	7,847
Hyundai Steel Co.	188	7,660
Korea Zinc Company Ltd.*	16	5,819

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 93.1% (continued)
Basic Materials - 6.2% (continued)
Gerdau S.A. ADR	3,022	$2,750
Total Basic Materials		613,433
Utilities - 5.1%
CEZ AS	10,212	169,281
Enersis Americas S.A. ADR	4,356	51,356
Empresa Nacional de Electricidad S.A. ADR	1,216	47,181
Tenaga Nasional BHD	13,200	43,206
PGE Polska Grupa Energetyczna S.A.	8,980	30,355
Interconexion Electrica S.A. ESP	11,415	25,504
Colbun S.A.	94,312	23,961
Public Power Corporation S.A.	6,314	23,776
Aboitiz Power Corp.	26,000	22,699
Aguas Andinas S.A. — Class A	31,616	15,925
Perusahaan Gas Negara Persero Tbk	82,400	14,386
Energa S.A.	2,800	9,273
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,680	8,921
CPFL Energia S.A. ADR*	958	7,856
RusHydro PJSC ADR	6,033	5,285
Cia Energetica de Minas Gerais ADR	2,782	4,117
Total Utilities		503,082
Industrial - 4.0%
Grupo Argos S.A.	8,347	42,316
Airports of Thailand PCL	3,600	38,083
Titan Cement Company S.A.	1,952	37,385
Cementos Argos S.A.	12,385	36,845
Hon Hai Precision Industry Company Ltd.	12,600	29,404
Semen Indonesia Persero Tbk PT	24,000	19,252
Cemex SAB de CV ADR*	3,922	17,767
Delta Electronics, Inc.	4,000	16,738
Indocement Tunggal Prakarsa Tbk PT	11,600	16,589
United Tractors Tbk PT	12,257	15,483
BTS Group Holdings PCL	61,960	14,132
Gamuda BHD	12,400	13,639
Embraer S.A. ADR	471	13,555
MISC BHD	6,400	13,509
Orascom Construction Industries SAE GDR*,†††,1	434	12,471
Grupo Aeroportuario del Sureste SAB de CV — Class B	727	9,922
Promotora y Operadora de Infraestructura SAB de CV	837	9,549
LG Electronics, Inc.	184	8,886
Arabtec Holding PJSC*	25,444	8,243
Taiwan Cement Corp.	8,000	6,383
LG Display Company Ltd. ADR	592	5,358
China Everbright International Ltd.	4,000	4,220
China Communications Construction Company Ltd. — Class H	4,000	3,500
Total Industrial		393,229
Technology - 2.8%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,324	118,991
Samsung Electronics Company Ltd. GDR	191	90,342
MediaTek, Inc.	4,000	25,677
SK Hynix, Inc.	652	14,847
SK Holdings Company Ltd.	62	12,205
Advanced Semiconductor Engineering, Inc. ADR	1,328	7,105
Quanta Computer, Inc.	4,000	6,323
Total Technology		275,490
Diversified - 2.7%
Empresas COPEC S.A.	5,152	45,045
Siam Cement PCL	2,800	33,852
Aboitiz Equity Ventures, Inc.	24,000	29,465
Haci Omer Sabanci Holding AS	10,120	29,234
KOC Holding AS	1,440	28,829
Sime Darby BHD	14,400	27,968
Remgro Ltd.	1,120	17,667
Alfa SAB de CV — Class A	8,737	16,216
IJM Corporation BHD	16,800	13,949
CJ Corp.	56	13,733
YTL Corporation BHD	15,500	5,819
Total Diversified		261,777
Total Common Stocks
(Cost $11,695,675)		9,142,309
PREFERRED STOCKS† - 0.9%
Grupo Aval Acciones y Valores S.A.	104,519	33,474
Grupo de Inversiones Suramericana	3,190	33,409
Samsung Electronics Company, Ltd.	24	19,998
Hyundai Motor Co.	52	4,381
Total Preferred Stocks
(Cost $124,924)		91,262
EXCHANGE-TRADED FUNDS† - 6.3%
iShares MSCI India ETF	16,794	437,316
Market Vectors Egypt Index ETF	3,257	110,673
Global X FTSE Greece 20 ETF	10,306	72,863
Total Exchange-Traded Funds
(Cost $809,172)		620,852
Total Investments - 100.3%
(Cost $12,629,771)		$9,854,423
Other Assets & Liabilities, net - (0.3)%		(25,491)
Total Net Assets - 100.0%		$9,828,932

Guggenheim MSCI Emerging Markets Equal Country Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

INVESTMENT CONCENTRATION

At January 31, 2016, the investment diversification of the Fund by country was as follows:

Country	% of Total Investments
Hungary	5.2%
Malaysia	5.1%
Indonesia	4.9%
Philippines	4.6%
Chile	4.6%
Czech Republic	4.5%
Thailand	4.5%
India	4.4%
Egypt	4.4%
Peru	4.3%
Taiwan, Province of China	4.3%
United Arab Emirates	4.3%
Colombia	4.3%
Republic of Korea	4.3%
Mexico	4.2%
Russian Federation	4.2%
Qatar	4.1%
Poland	4.1%
China	4.0%
Turkey	4.0%
South Africa	3.8%
Brazil	3.8%
Greece	3.8%
Netherlands	0.3%
Total Investments	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	This security was fair valued by the Valuation Committee at January 31, 2016.

ADR  ─ American Depositary Receipt
GDR ─ Global Depositary Receipt
plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$8,996,272	$133,566	$12,471	$9,142,309
Exchange-Traded Funds	620,852	—	—	620,852
Preferred Stocks	91,262	—	—	91,262
Total	$9,708,386	$133,566	$12,471	$9,854,423

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between levels as of the beginning of the period. As of January 31, 2016, Guggenheim MSCI Emerging Markets Equal Country Weight ETF had securities with a total value of $133,566 transfer from Level 1 to Level 2 based on a change in availability of observable inputs.

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Retail - 39.3%
Coach, Inc.	40,061	$1,484,261
Macy's, Inc.	33,105	1,337,773
Darden Restaurants, Inc.	21,071	1,328,738
Kohl's Corp.	26,322	1,309,520
Dollar General Corp.	17,300	1,298,538
McDonald's Corp.	10,479	1,297,091
Dollar Tree, Inc.*	15,924	1,294,940
Ross Stores, Inc.	22,728	1,278,677
O'Reilly Automotive, Inc.*	4,889	1,275,540
Advance Auto Parts, Inc.	8,179	1,243,617
AutoZone, Inc.*	1,612	1,237,033
Starbucks Corp.	20,346	1,236,426
Yum! Brands, Inc.	17,074	1,235,645
TJX Companies, Inc.	17,247	1,228,676
Urban Outfitters, Inc.*	53,646	1,227,420
Target Corp.	16,941	1,226,867
Tractor Supply Co.	13,844	1,222,564
L Brands, Inc.	12,604	1,211,875
Signet Jewelers Ltd.	10,369	1,202,804
Home Depot, Inc.	9,326	1,172,838
PVH Corp.	15,977	1,172,392
Lowe's Companies, Inc.	16,227	1,162,827
The Gap, Inc.	46,703	1,154,498
Staples, Inc.	128,124	1,142,866
Best Buy Company, Inc.	40,855	1,141,080
Nordstrom, Inc.	21,961	1,078,285
GameStop Corp. — Class A	40,570	1,063,340
Tiffany & Co.	16,183	1,033,123
Bed Bath & Beyond, Inc.*	23,126	998,349
Chipotle Mexican Grill, Inc. — Class A*	2,152	974,791
CarMax, Inc.*	21,169	935,246
AutoNation, Inc.*	19,875	859,594
Total Retail		38,067,234
Media - 15.2%
Scripps Networks Interactive, Inc. — Class A	22,281	1,358,473
Viacom, Inc. — Class B	29,267	1,335,745
Time Warner, Inc.	18,588	1,309,338
Cablevision Systems Corp. — Class A	40,384	1,288,654
CBS Corp. — Class B	25,988	1,234,430
Time Warner Cable, Inc.	6,738	1,226,383
Comcast Corp. — Class A	20,997	1,169,743
TEGNA, Inc.	47,822	1,148,206
Walt Disney Co.	11,266	1,079,508
News Corp. — Class A	70,826	918,614
Twenty-First Century Fox, Inc. — Class A	32,543	877,685
Discovery Communications, Inc. — Class C*	28,906	786,532
Discovery Communications, Inc. — Class A*	16,737	461,774
Twenty-First Century Fox, Inc. — Class B	11,489	311,352
News Corp. — Class B	20,041	267,547
Total Media		14,773,984
Apparel - 7.6%
Hanesbrands, Inc.	41,256	1,261,195
Under Armour, Inc. — Class A*	14,744	1,259,580
VF Corp.	19,688	1,232,469
Ralph Lauren Corp. — Class A	10,767	1,211,288
Michael Kors Holdings Ltd.*	30,131	1,202,227
NIKE, Inc. — Class B	19,278	1,195,429
Total Apparel		7,362,188
Internet - 5.2%
Amazon.com, Inc.*	1,905	1,118,235
Priceline Group, Inc.*	953	1,014,917
Expedia, Inc.	9,881	998,376
TripAdvisor, Inc.*	14,754	984,977
Netflix, Inc.*	10,237	940,166
Total Internet		5,056,671
Lodging - 4.8%
Wynn Resorts Ltd.	19,273	1,297,844
Marriott International, Inc. — Class A	18,203	1,115,480
Starwood Hotels & Resorts Worldwide, Inc.	17,882	1,112,976
Wyndham Worldwide Corp.	16,647	1,080,390
Total Lodging		4,606,690
Auto Parts & Equipment - 4.1%
Johnson Controls, Inc.	30,293	1,086,609
Goodyear Tire & Rubber Co.	37,849	1,075,290
Delphi Automotive plc	14,838	963,580
BorgWarner, Inc.	30,563	897,330
Total Auto Parts & Equipment		4,022,809
Leisure Time - 3.4%
Carnival Corp.	24,010	1,155,601
Royal Caribbean Cruises Ltd.	13,237	1,084,905
Harley-Davidson, Inc.	26,674	1,066,960
Total Leisure Time		3,307,466
Home Furnishings - 3.4%
Leggett & Platt, Inc.	28,119	1,167,220
Whirlpool Corp.	8,326	1,118,931
Harman International Industries, Inc.	13,315	990,503
Total Home Furnishings		3,276,654
Home Builders - 3.4%
PulteGroup, Inc.	69,000	1,156,440
Lennar Corp. — Class A	24,881	1,048,734
DR Horton, Inc.	38,092	1,047,911
Total Home Builders		3,253,085
Toys, Games & Hobbies - 2.7%
Hasbro, Inc.	17,800	1,322,184
Mattel, Inc.	46,365	1,279,210
Total Toys, Games & Hobbies		2,601,394
Advertising - 2.5%
Interpublic Group of Companies, Inc.	54,365	1,219,951
Omnicom Group, Inc.	16,397	1,202,720
Total Advertising		2,422,671
Auto Manufacturers - 2.2%
Ford Motor Co.	89,231	1,065,418
General Motors Co.	35,228	1,044,158
Total Auto Manufacturers		2,109,576

Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Commercial Services - 1.3%
H&R Block, Inc.	37,738	$1,284,979
Distribution & Wholesale - 1.3%
Genuine Parts Co.	14,274	1,229,991
Electronics - 1.2%
Garmin Ltd.	34,330	1,207,729
Textiles - 1.1%
Mohawk Industries, Inc.*	6,389	1,063,193
Housewares - 1.1%
Newell Rubbermaid, Inc.	26,876	1,042,251
Total Common Stocks
(Cost $117,074,994)		96,688,565
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	182,072	182,072
Total Short Term Investments
(Cost $182,072)		182,072
Total Investments - 100.0%
(Cost $117,257,066)		$96,870,637
Other Assets & Liabilities, net - 0.0%		35,792
Total Net Assets - 100.0%		$96,906,429

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$96,688,565	$—	$—	$96,688,565
Short Term Investments	182,072	—	—	182,072
Total	$96,870,637	$—	$—	$96,870,637

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Food - 36.7%
Kraft Heinz Co.	179,369	$14,001,544
Campbell Soup Co.	235,920	13,308,247
J.M. Smucker Company	103,677	13,303,832
ConAgra Foods, Inc.	318,006	13,241,770
McCormick & Company, Inc.	149,078	13,114,392
Kellogg Co.	178,263	13,091,635
Hormel Foods Corp.	161,425	12,980,184
Tyson Foods, Inc. — Class A	238,014	12,700,427
Mondelez International, Inc. — Class A	292,571	12,609,810
Hershey Co.	142,988	12,598,673
Sysco Corp.	305,574	12,164,901
General Mills, Inc.	215,173	12,159,426
Kroger Co.	304,323	11,810,776
Whole Foods Market, Inc.	367,458	10,770,194
Total Food		177,855,811
Beverages - 23.1%
Constellation Brands, Inc. — Class A	90,394	13,783,277
Dr Pepper Snapple Group, Inc.	138,232	12,971,690
PepsiCo, Inc.	127,837	12,694,214
Coca-Cola Co.	295,753	12,693,719
Keurig Green Mountain, Inc.	140,514	12,540,875
Brown-Forman Corp. — Class B	124,968	12,226,869
Molson Coors Brewing Co. — Class B	134,888	12,204,666
Coca-Cola Enterprises, Inc.	255,743	11,871,590
Monster Beverage Corp.*	83,487	11,273,250
Total Beverages		112,260,150
Agriculture - 11.0%
Reynolds American, Inc.	280,557	14,013,822
Altria Group, Inc.	221,407	13,530,182
Philip Morris International, Inc.	144,808	13,034,168
Archer-Daniels-Midland Co.	365,321	12,914,097
Total Agriculture		53,492,269
Retail - 10.5%
Wal-Mart Stores, Inc.	210,586	13,974,487
CVS Health Corp.	134,063	12,949,145
Walgreens Boots Alliance, Inc.	152,997	12,196,921
Costco Wholesale Corp.	78,124	11,806,099
Total Retail		50,926,652
Household Products & Housewares - 8.0%
Kimberly-Clark Corp.	104,869	13,467,277
Clorox Co.	99,283	12,812,471
Church & Dwight Company, Inc.	148,312	12,458,208
Total Household Products & Housewares		38,737,956
Cosmetics & Personal Care - 8.0%
Procter & Gamble Co.	160,729	13,129,952
Colgate-Palmolive Co.	191,701	12,945,569
Estee Lauder Companies, Inc. — Class A	147,945	12,612,311
Total Cosmetics & Personal Care		38,687,832
Pharmaceuticals - 2.4%
Mead Johnson Nutrition Co. — Class A	161,291	11,691,985
Total Common Stocks
(Cost $479,536,420)		483,652,655
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	986,302	986,302
Total Short Term Investments
(Cost $986,302)		986,302
Total Investments - 99.9%
(Cost $480,522,722)		$484,638,957
Other Assets & Liabilities, net - 0.1%		526,597
Total Net Assets - 100.0%		$485,165,554

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$483,652,655	$—	$—	$483,652,655
Short Term Investments	986,302	—	—	986,302
Total	$484,638,957	$—	$—	$484,638,957

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Oil & Gas - 69.0%
Southwestern Energy Co.*	670,332	$5,959,250
Range Resources Corp.	173,844	5,138,829
Cabot Oil & Gas Corp. — Class A	245,647	5,097,175
Equities Corp.	78,767	4,863,075
Exxon Mobil Corp.	53,200	4,141,621
Occidental Petroleum Corp.	59,894	4,122,504
Valero Energy Corp.	58,582	3,975,961
Chevron Corp.	45,754	3,956,348
Noble Energy, Inc.	121,206	3,923,438
Apache Corp.	92,148	3,919,976
Helmerich & Payne, Inc.	76,990	3,911,092
Phillips 66	47,775	3,829,166
EOG Resources, Inc.	52,808	3,750,424
Diamond Offshore Drilling, Inc.	196,273	3,648,715
Cimarex Energy Co.	39,013	3,628,209
Pioneer Natural Resources Co.	28,249	3,501,464
Murphy Oil Corp.	175,151	3,434,711
Tesoro Corp.	39,312	3,429,972
Hess Corp.	78,423	3,332,978
Marathon Petroleum Corp.	79,705	3,330,872
Devon Energy Corp.	117,881	3,288,880
Newfield Exploration Co.*	112,165	3,260,637
Transocean Ltd.	311,657	3,247,466
Chesapeake Energy Corp.	950,708	3,222,900
ConocoPhillips	82,172	3,211,282
Anadarko Petroleum Corp.	79,816	3,120,007
Marathon Oil Corp.	275,796	2,683,495
Ensco plc — Class A	264,366	2,585,499
Total Oil & Gas		105,515,946
Oil & Gas Services - 14.7%
Cameron International Corp.*	62,706	4,117,276
Schlumberger Ltd.	56,646	4,093,806
National Oilwell Varco, Inc.	118,802	3,865,817
Baker Hughes, Inc.	82,739	3,599,974
FMC Technologies, Inc.*	136,753	3,439,338
Halliburton Co.	107,005	3,401,689
Total Oil & Gas Services		22,517,900
Pipelines - 13.3%
ONEOK, Inc.	194,728	4,850,673
Spectra Energy Corp.	174,148	4,780,363
Columbia Pipeline Group, Inc.	210,930	3,912,752
Kinder Morgan, Inc.	237,392	3,905,098
Williams Companies, Inc.	149,695	2,889,114
Total Pipelines		20,338,000
Coal - 2.9%
CONSOL Energy, Inc.	565,799	4,492,444
Total Common Stocks
(Cost $225,394,695)		152,864,290
Total Investments - 99.9%
(Cost $225,394,695)		$152,864,290
Other Assets & Liabilities, net - 0.1%		88,113
Total Net Assets - 100.0%		$152,952,403

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$152,864,290	$—	$—	$152,864,290
Total	$152,864,290	$—	$—	$152,864,290

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.3%
REITs - 30.4%
Realty Income Corp.	35,985	$2,007,603
Kimco Realty Corp.	69,666	1,894,218
General Growth Properties, Inc.	67,516	1,893,148
Equinix, Inc.	6,037	1,874,911
Public Storage	7,235	1,834,506
Extra Space Storage, Inc.	20,195	1,831,485
Apartment Investment & Management Co. — Class A	46,536	1,821,884
Iron Mountain, Inc.	65,446	1,802,383
Ventas, Inc.	32,194	1,780,972
Crown Castle International Corp.	20,640	1,779,168
Macerich Co.	22,707	1,770,465
HCP, Inc.	49,190	1,767,889
Simon Property Group, Inc.	9,484	1,766,680
American Tower Corp. — Class A	18,688	1,763,026
Equity Residential	22,574	1,740,230
Welltower, Inc.	27,696	1,723,245
AvalonBay Communities, Inc.	10,008	1,716,272
Federal Realty Investment Trust	11,226	1,693,218
Prologis, Inc.	42,277	1,668,673
Boston Properties, Inc.	14,203	1,650,531
Essex Property Trust, Inc.	7,585	1,616,439
Vornado Realty Trust	18,122	1,603,072
Host Hotels & Resorts, Inc.	110,734	1,533,666
SL Green Realty Corp.	15,649	1,511,850
Plum Creek Timber Company, Inc.	36,602	1,482,747
Weyerhaeuser Co.	57,437	1,470,962
Total REITs		44,999,243
Insurance - 23.3%
Progressive Corp.	57,798	1,806,188
Loews Corp.	47,419	1,754,977
Chubb Ltd.	15,483	1,750,642
Berkshire Hathaway, Inc. — Class B*	13,435	1,743,460
Assurant, Inc.	21,275	1,729,870
Allstate Corp.	28,480	1,725,888
Travelers Companies, Inc.	15,950	1,707,288
Cincinnati Financial Corp.	29,603	1,706,021
Marsh & McLennan Companies, Inc.	31,894	1,700,907
Aflac, Inc.	29,320	1,699,387
XL Group plc — Class A	46,785	1,696,424
American International Group, Inc.	29,443	1,662,941
MetLife, Inc.	37,153	1,658,881
Aon plc	18,764	1,648,042
Torchmark Corp.	29,936	1,626,722
Hartford Financial Services Group, Inc.	39,906	1,603,423
Prudential Financial, Inc.	21,696	1,520,456
Willis Towers Watson plc	12,988	1,486,762
Unum Group	51,567	1,476,879
Principal Financial Group, Inc.	38,706	1,470,828
Lincoln National Corp.	34,585	1,364,724
Total Insurance		34,540,710
Banks - 22.9%
Citizens Financial Group, Inc.	81,724	1,736,634
U.S. Bancorp	41,465	1,661,087
Wells Fargo & Co.	32,840	1,649,553
PNC Financial Services Group, Inc.	18,953	1,642,277
JPMorgan Chase & Co.	27,324	1,625,779
M&T Bank Corp.	14,539	1,601,907
Goldman Sachs Group, Inc.	9,915	1,601,867
Capital One Financial Corp.	23,761	1,559,197
Bank of New York Mellon Corp.	42,940	1,555,287
BB&T Corp.	47,560	1,553,310
Northern Trust Corp.	24,970	1,550,138
KeyCorp	137,417	1,533,574
SunTrust Banks, Inc.	41,893	1,532,446
Regions Financial Corp.	186,841	1,517,149
Bank of America Corp.	104,644	1,479,666
State Street Corp.	26,478	1,475,619
Citigroup, Inc.	34,253	1,458,493
Zions Bancorporation	63,987	1,451,225
Comerica, Inc.	41,922	1,437,925
Morgan Stanley	54,573	1,412,349
Fifth Third Bancorp	88,823	1,403,403
Huntington Bancshares, Inc.	161,802	1,388,261
Total Banks		33,827,146
Diversified Financial Services - 17.2%
Nasdaq, Inc.	31,912	1,978,544
Intercontinental Exchange, Inc.	7,176	1,893,029
T. Rowe Price Group, Inc.	24,727	1,754,381
CME Group, Inc. — Class A	18,998	1,706,970
BlackRock, Inc. — Class A	5,424	1,704,546
Franklin Resources, Inc.	48,389	1,677,163
Invesco Ltd.	55,719	1,667,670
Synchrony Financial*	58,415	1,660,154
Affiliated Managers Group, Inc.*	11,460	1,537,817
Discover Financial Services	33,188	1,519,679
Ameriprise Financial, Inc.	16,649	1,509,232
E*TRADE Financial Corp.*	60,641	1,428,702
Charles Schwab Corp.	55,105	1,406,831
American Express Co.	25,424	1,360,184
Navient Corp.	141,757	1,355,197
Legg Mason, Inc.	44,142	1,351,628
Total Diversified Financial Services		25,511,727
Commercial Services - 2.2%
Moody's Corp.	18,288	1,630,192
McGraw Hill Financial, Inc.	18,891	1,606,113
Total Commercial Services		3,236,305
Holding Companies-Diversified - 1.2%
Leucadia National Corp.	105,273	1,743,321
Savings & Loans - 1.1%
People's United Financial, Inc.	109,487	1,573,328
Real Estate - 1.0%
CBRE Group, Inc. — Class A*	50,642	1,416,457
Total Common Stocks
(Cost $168,483,639)		146,848,237

Guggenheim S&P 500® Equal Weight Financials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 0.4%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	564,359	$564,359
Total Short Term Investments
(Cost $564,359)		564,359
Total Investments - 99.7%
(Cost $169,047,998)		$147,412,596
Other Assets & Liabilities, net - 0.3%		505,770
Total Net Assets - 100.0%		$147,918,366

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company
REIT ─ Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$146,848,237	$—	$—	$146,848,237
Short Term Investments	564,359	—	—	564,359
Total	$147,412,596	$—	$—	$147,412,596

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Pharmaceuticals - 30.3%
Baxalta, Inc.	243,595	$9,746,237
Johnson & Johnson	88,737	9,267,692
AbbVie, Inc.	166,963	9,166,269
Mylan N.V.*	171,665	9,045,028
Perrigo Company plc	61,294	8,861,887
Merck & Company, Inc.	173,013	8,766,569
Endo International plc*	157,962	8,762,152
Pfizer, Inc.	281,435	8,580,953
Eli Lilly & Co.	108,329	8,568,824
Cardinal Health, Inc.	105,035	8,546,698
Allergan plc*	29,868	8,495,355
Zoetis, Inc.	196,874	8,475,426
Bristol-Myers Squibb Co.	133,433	8,294,195
AmerisourceBergen Corp. — Class A	88,389	7,916,119
McKesson Corp.	47,431	7,635,442
Express Scripts Holding Co.*	106,153	7,629,216
Mallinckrodt plc*	130,066	7,555,534
Total Pharmaceuticals		145,313,596
Healthcare-Products - 29.5%
Stryker Corp.	97,857	9,702,521
Intuitive Surgical, Inc.*	17,230	9,318,845
Zimmer Biomet Holdings, Inc.	91,177	9,050,229
CR Bard, Inc.	49,320	9,038,876
Baxter International, Inc.	244,916	8,963,926
Varian Medical Systems, Inc.*	116,183	8,961,195
Medtronic plc	117,711	8,936,619
Henry Schein, Inc.*	58,904	8,920,422
DENTSPLY International, Inc.	150,906	8,886,854
Thermo Fisher Scientific, Inc.	67,234	8,878,922
Edwards Lifesciences Corp.*	112,989	8,836,870
Patterson Companies, Inc.	206,185	8,754,615
Boston Scientific Corp.*	498,500	8,738,705
Becton Dickinson and Co.	59,483	8,647,044
St. Jude Medical, Inc.	148,814	7,866,308
Abbott Laboratories	203,397	7,698,576
Total Healthcare-Products		141,200,527
Healthcare-Services - 19.9%
HCA Holdings, Inc.*	136,086	9,468,864
UnitedHealth Group, Inc.	77,797	8,959,102
Quest Diagnostics, Inc.	133,708	8,780,604
Aetna, Inc.	86,002	8,758,443
DaVita HealthCare Partners, Inc.*	129,432	8,687,476
Anthem, Inc.	66,448	8,670,800
Cigna Corp.	64,413	8,605,577
Universal Health Services, Inc. — Class B	75,506	8,504,996
Humana, Inc.	52,221	8,501,057
Laboratory Corporation of America Holdings*	74,463	8,365,918
Tenet Healthcare Corp.*	300,759	8,156,584
Total Healthcare-Services		95,459,421
Biotechnology - 13.1%
Amgen, Inc.	58,155	8,882,014
Biogen, Inc.*	31,829	8,691,227
Celgene Corp.*	83,261	8,352,744
Illumina, Inc.*	51,612	8,152,115
Gilead Sciences, Inc.	90,200	7,486,600
Regeneron Pharmaceuticals, Inc.*	16,879	7,090,699
Alexion Pharmaceuticals, Inc.*	47,972	7,000,554
Vertex Pharmaceuticals, Inc.*	76,700	6,960,525
Total Biotechnology		62,616,478
Electronics - 5.3%
PerkinElmer, Inc.	179,451	8,671,072
Agilent Technologies, Inc.	224,502	8,452,500
Waters Corp.*	69,679	8,445,792
Total Electronics		25,569,364
Software - 1.8%
Cerner Corp.*	150,380	8,723,544
Total Common Stocks
(Cost $532,112,624)		478,882,930
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	421,578	421,578
Total Short Term Investments
(Cost $421,578)		421,578
Total Investments - 100.0%
(Cost $532,534,202)		$479,304,508
Other Assets & Liabilities, net - 0.0%		62,941
Total Net Assets - 100.0%		$479,367,449

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$478,882,930	$—	$—	$478,882,930
Short Term Investments	421,578	—	—	421,578
Total	$479,304,508	$—	$—	$479,304,508

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Transportation - 15.1%
CH Robinson Worldwide, Inc.	21,295	$1,379,277
J.B. Hunt Transport Services, Inc.	18,044	1,311,799
Expeditors International of Washington, Inc.	28,333	1,278,385
United Parcel Service, Inc. — Class B	13,547	1,262,580
Kansas City Southern	17,691	1,253,938
Ryder System, Inc.	23,484	1,248,644
Union Pacific Corp.	17,084	1,230,048
FedEx Corp.	9,152	1,216,118
CSX Corp.	51,334	1,181,709
Norfolk Southern Corp.	14,762	1,040,721
Total Transportation		12,403,219
Miscellaneous Manufacturing - 13.8%
Parker-Hannifin Corp.	13,816	1,342,362
Eaton Corporation plc	25,954	1,310,936
Illinois Tool Works, Inc.	14,436	1,300,250
3M Co.	8,527	1,287,577
General Electric Co.	43,632	1,269,691
Dover Corp.	21,384	1,249,895
Ingersoll-Rand plc	24,199	1,245,523
Pentair plc	25,523	1,202,644
Textron, Inc.	32,313	1,105,751
Total Miscellaneous Manufacturing		11,314,629
Aerospace & Defense - 12.2%
Raytheon Co.	10,462	1,341,646
Northrop Grumman Corp.	7,097	1,313,371
L-3 Communications Holdings, Inc.	11,071	1,293,536
Lockheed Martin Corp.	6,079	1,282,669
General Dynamics Corp.	9,578	1,281,249
United Technologies Corp.	14,151	1,240,901
Rockwell Collins, Inc.	14,782	1,195,568
Boeing Co.	9,129	1,096,667
Total Aerospace & Defense		10,045,607
Commercial Services - 10.3%
Equifax, Inc.	12,250	1,296,050
Verisk Analytics, Inc. — Class A*	17,592	1,284,216
Cintas Corp.	14,686	1,261,821
Quanta Services, Inc.*	66,581	1,245,065
Robert Half International, Inc.	28,363	1,241,449
ADT Corp.	40,058	1,184,916
United Rentals, Inc.*	19,543	936,305
Total Commercial Services		8,449,822
Machinery-Diversified - 9.4%
Cummins, Inc.	15,070	1,354,642
Deere & Co.	17,111	1,317,718
Xylem, Inc.	36,453	1,310,485
Roper Technologies, Inc.	7,204	1,265,527
Rockwell Automation, Inc.	12,997	1,242,123
Flowserve Corp.	32,015	1,237,060
Total Machinery-Diversified		7,727,555
Airlines - 5.7%
American Airlines Group, Inc.	31,369	1,223,078
Delta Air Lines, Inc.	26,792	1,186,618
Southwest Airlines Co.	30,407	1,143,911
United Continental Holdings, Inc.*	23,151	1,117,730
Total Airlines		4,671,337
Environmental Control - 5.0%
Stericycle, Inc.*	11,362	1,367,417
Waste Management, Inc.	25,716	1,361,662
Republic Services, Inc. — Class A	30,548	1,334,948
Total Environmental Control		4,064,027
Electronics - 4.9%
Tyco International plc	40,675	1,398,813
Honeywell International, Inc.	13,441	1,387,111
Allegion plc	20,441	1,237,907
Total Electronics		4,023,831
Distribution & Wholesale - 3.3%
WW Grainger, Inc.	6,918	1,360,701
Fastenal Co.	33,451	1,356,773
Total Distribution & Wholesale		2,717,474
Engineering & Construction - 3.1%
Fluor Corp.	29,333	1,316,758
Jacobs Engineering Group, Inc.*	31,533	1,237,040
Total Engineering & Construction		2,553,798
Electrical Components & Equipment - 3.1%
Emerson Electric Co.	29,030	1,334,799
AMETEK, Inc.	24,954	1,174,086
Total Electrical Components & Equipment		2,508,885
Hand & Machine Tools - 3.0%
Snap-on, Inc.	7,899	1,276,163
Stanley Black & Decker, Inc.	12,339	1,164,061
Total Hand & Machine Tools		2,440,224
Advertising - 1.7%
Nielsen Holdings plc	29,043	1,398,711
Auto Manufacturers - 1.7%
PACCAR, Inc.	27,943	1,371,163
Office & Business Equipment - 1.6%
Pitney Bowes, Inc.	67,397	1,319,633
Software - 1.5%
Dun & Bradstreet Corp.	12,812	1,260,957
Machinery-Construction & Mining - 1.5%
Caterpillar, Inc.	20,179	1,255,941
Healthcare-Products - 1.5%
Danaher Corp.	14,193	1,229,823
Building Materials - 1.5%
Masco Corp.	45,590	1,203,120
Total Common Stocks
(Cost $93,894,454)		81,959,756

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	57,266	$57,266
Total Short Term Investments
(Cost $57,266)		57,266
Total Investments - 100.0%
(Cost $93,951,720)		$82,017,022
Other Assets & Liabilities, net - 0.0%		35,704
Total Net Assets - 100.0%		$82,052,726

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$81,959,756	$—	$—	$81,959,756
Short Term Investments	57,266	—	—	57,266
Total	$82,017,022	$—	$—	$82,017,022

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Chemicals - 56.3%
Airgas, Inc.	14,433	$2,020,620
International Flavors & Fragrances, Inc.	16,956	1,983,173
Sherwin-Williams Co.	7,519	1,922,383
Air Products & Chemicals, Inc.	15,091	1,912,181
Monsanto Co.	21,029	1,905,228
PPG Industries, Inc.	19,943	1,896,977
Ecolab, Inc.	17,519	1,889,775
Praxair, Inc.	18,699	1,869,900
FMC Corp.	51,802	1,850,367
LyondellBasell Industries N.V. — Class A	23,007	1,793,856
Eastman Chemical Co.	29,183	1,786,291
Mosaic Co.	67,041	1,615,688
Dow Chemical Co.	36,893	1,549,506
EI du Pont de Nemours & Co.	27,952	1,474,748
CF Industries Holdings, Inc.	47,895	1,436,850
Total Chemicals		26,907,543
Packaging & Containers - 14.0%
Sealed Air Corp.	45,983	1,863,691
Ball Corp.	27,600	1,844,508
WestRock Co.	43,029	1,518,063
Owens-Illinois, Inc.*	112,450	1,455,103
Total Packaging & Containers		6,681,365
Mining - 10.4%
Newmont Mining Corp.	102,927	2,054,423
Alcoa, Inc.	222,236	1,620,100
Freeport-McMoRan, Inc.	285,364	1,312,674
Total Mining		4,987,197
Building Materials - 7.5%
Vulcan Materials Co.	20,884	1,841,969
Martin Marietta Materials, Inc.	13,857	1,740,162
Total Building Materials		3,582,131
Iron & Steel - 4.0%
Nucor Corp.	49,237	1,923,690
Household Products & Housewares - 4.0%
Avery Dennison Corp.	31,284	1,904,883
Forest Products & Paper - 3.7%
International Paper Co.	51,639	1,766,570
Total Common Stocks
(Cost $64,765,014)		47,753,379
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	69,752	69,752
Total Short Term Investments
(Cost $69,752)		69,752
Total Investments - 100.0%
(Cost $64,834,766)		$47,823,131
Other Assets & Liabilities, net - 0.0%		14,250
Total Net Assets - 100.0%		$47,837,381

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$47,753,379	$—	$—	$47,753,379
Short Term Investments	69,752	—	—	69,752
Total	$47,823,131	$—	$—	$47,823,131

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
REITs - 96.8%
Realty Income Corp.	1,898	$105,889
Kimco Realty Corp.	3,675	99,924
General Growth Properties, Inc.	3,561	99,851
Equinix, Inc.	318	98,760
Public Storage	382	96,860
Extra Space Storage, Inc.	1,065	96,585
Apartment Investment & Management Co. — Class A	2,455	96,113
Iron Mountain, Inc.	3,452	95,068
Ventas, Inc.	1,698	93,934
Crown Castle International Corp.	1,089	93,872
Macerich Co.	1,198	93,408
HCP, Inc.	2,595	93,264
Simon Property Group, Inc.	500	93,140
American Tower Corp. — Class A	986	93,019
Equity Residential	1,191	91,814
Welltower, Inc.	1,461	90,903
AvalonBay Communities, Inc.	528	90,547
Federal Realty Investment Trust	592	89,291
Prologis, Inc.	2,230	88,018
Boston Properties, Inc.	749	87,042
Essex Property Trust, Inc.	400	85,244
Vornado Realty Trust	956	84,568
Host Hotels & Resorts, Inc.	5,841	80,898
SL Green Realty Corp.	825	79,703
Plum Creek Timber Company, Inc.	1,931	78,225
Weyerhaeuser Co.	3,030	77,598
Total REITs		2,373,538
Real Estate - 3.1%
CBRE Group, Inc. — Class A*	2,671	74,708
Total Common Stocks
(Cost $2,572,581)		2,448,246
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	2,268	2,268
Total Short Term Investments
(Cost $2,268)		2,268
Total Investments - 100.0%
(Cost $2,574,849)		$2,450,514
Other Assets & Liabilities, net - 0.0%		834
Total Net Assets - 100.0%		$2,451,348

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

REIT – Real Estate Invesment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,448,246	$—	$—	$2,448,246
Short Term Investments	2,268	—	—	2,268
Total	$2,450,514	$—	$—	$2,450,514

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Software - 22.7%
CA, Inc.	392,944	$11,289,281
Fiserv, Inc.*	116,287	10,996,098
Microsoft Corp.	197,342	10,871,570
Intuit, Inc.	110,990	10,600,655
Fidelity National Information Services, Inc.	174,319	10,412,074
Oracle Corp.	286,707	10,410,331
Adobe Systems, Inc.*	116,698	10,401,293
Electronic Arts, Inc.*	158,828	10,251,554
Citrix Systems, Inc.*	142,095	10,012,014
Activision Blizzard, Inc.	286,632	9,980,526
Paychex, Inc.	204,180	9,772,055
Red Hat, Inc.*	135,763	9,510,198
salesforce.com, Inc.*	138,782	9,445,503
Akamai Technologies, Inc.*	205,914	9,393,797
Autodesk, Inc.*	174,607	8,175,100
Total Software		151,522,049
Semiconductors - 22.1%
Xilinx, Inc.	225,309	11,326,283
Microchip Technology, Inc.	238,986	10,708,963
KLA-Tencor Corp.	157,191	10,530,225
Linear Technology Corp.	246,300	10,524,399
Applied Materials, Inc.	582,343	10,278,354
QUALCOMM, Inc.	224,787	10,191,843
Analog Devices, Inc.	187,393	10,092,987
Texas Instruments, Inc.	189,794	10,045,796
Avago Technologies Ltd.	73,869	9,877,024
Lam Research Corp.	135,229	9,708,090
Intel Corp.	311,309	9,656,805
NVIDIA Corp.	328,362	9,617,723
Skyworks Solutions, Inc.	131,010	9,029,209
Micron Technology, Inc.*	759,868	8,381,344
Qorvo, Inc.*	189,863	7,518,575
Total Semiconductors		147,487,620
Computers - 18.7%
Cognizant Technology Solutions Corp. — Class A*	182,992	11,585,223
Accenture plc — Class A	101,314	10,692,680
Hewlett Packard Enterprise Co.	752,363	10,352,515
EMC Corp.	411,753	10,199,121
SanDisk Corp.	142,607	10,082,315
International Business Machines Corp.	79,278	9,893,102
CSRA, Inc.	368,897	9,879,062
Teradata Corp.*	394,107	9,592,564
Apple, Inc.	94,257	9,174,976
Seagate Technology plc	296,511	8,613,645
HP, Inc.	873,755	8,484,161
Western Digital Corp.	171,849	8,245,315
NetApp, Inc.	367,121	8,050,964
Total Computers		124,845,643
Internet - 10.6%
Facebook, Inc. — Class A*	104,467	11,722,242
Symantec Corp.	542,928	10,771,691
F5 Networks, Inc.*	109,353	10,255,124
Yahoo!, Inc.*	324,170	9,566,258
VeriSign, Inc.*	119,813	9,057,863
eBay, Inc.*	381,492	8,949,802
Alphabet, Inc. — Class A*	7,089	5,397,210
Alphabet, Inc. — Class C*	7,233	5,373,757
Total Internet		71,093,947
Electronics - 6.1%
FLIR Systems, Inc.	365,734	10,694,062
Corning, Inc.	571,120	10,628,544
Amphenol Corp. — Class A	202,783	10,051,953
TE Connectivity Ltd.	169,342	9,679,589
Total Electronics		41,054,148
Commercial Services - 6.0%
PayPal Holdings, Inc.*	307,537	11,114,387
Automatic Data Processing, Inc.	128,023	10,637,432
Western Union Co.	583,618	10,411,745
Total System Services, Inc.	198,521	7,972,603
Total Commercial Services		40,136,167
Telecommunications - 4.3%
Motorola Solutions, Inc.	155,494	10,382,334
Cisco Systems, Inc.	407,816	9,701,943
Juniper Networks, Inc.	372,765	8,797,254
Total Telecommunications		28,881,531
Diversified Financial Services - 4.3%
Visa, Inc. — Class A	140,169	10,441,188
MasterCard, Inc. — Class A	112,500	10,015,875
Alliance Data Systems Corp.*	39,788	7,949,245
Total Diversified Financial Services		28,406,308
Energy-Alternate Sources - 2.0%
First Solar, Inc.*	193,058	13,255,362
Aerospace & Defense - 1.7%
Harris Corp.	129,484	11,261,223
Office & Business Equipment - 1.5%
Xerox Corp.	1,062,605	10,360,399
Total Common Stocks
(Cost $732,778,594)		668,304,397
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	515,712	515,712
Total Short Term Investments
(Cost $515,712)		515,712
Total Investments - 100.1%
(Cost $733,294,306)		$668,820,109
Other Assets & Liabilities, net - (0.1)%		(401,216)
Total Net Assets - 100.0%		$668,418,893

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$668,304,397	$—	$—	$668,304,397
Short Term Investments	515,712	—	—	515,712
Total	$668,820,109	$—	$—	$668,820,109

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Electric - 74.0%
NextEra Energy, Inc.	35,561	$3,972,520
Consolidated Edison, Inc.	56,966	3,952,871
Exelon Corp.	133,543	3,948,867
WEC Energy Group, Inc.	71,337	3,939,943
American Electric Power Company, Inc.	63,490	3,870,985
Public Service Enterprise Group, Inc.	93,573	3,864,565
CMS Energy Corp.	99,372	3,863,583
Dominion Resources, Inc.	53,384	3,852,723
Duke Energy Corp.	51,063	3,845,044
Southern Co.	78,021	3,816,787
Eversource Energy	70,825	3,810,385
SCANA Corp.	60,297	3,795,696
Xcel Energy, Inc.	99,142	3,789,207
DTE Energy Co.	44,225	3,759,567
Pinnacle West Capital Corp.	56,299	3,733,187
Ameren Corp.	83,032	3,729,797
Entergy Corp.	52,757	3,723,589
PPL Corp.	105,903	3,712,959
PG&E Corp.	66,991	3,678,476
AES Corp.	386,188	3,668,786
FirstEnergy Corp.	110,111	3,640,270
NRG Energy, Inc.	341,628	3,634,922
Edison International	58,485	3,614,373
Pepco Holdings, Inc.	132,522	3,535,687
TECO Energy, Inc.	129,936	3,523,864
Total Electric		94,278,653
Telecommunications - 14.1%
Verizon Communications, Inc.	77,288	3,862,081
AT&T, Inc.	104,435	3,765,926
CenturyLink, Inc.	139,066	3,535,058
Frontier Communications Corp.	758,014	3,448,964
Level 3 Communications, Inc.*	67,237	3,281,838
Total Telecommunications		17,893,867
Gas - 11.6%
NiSource, Inc.	185,644	3,900,380
CenterPoint Energy, Inc.	207,556	3,709,026
Sempra Energy	37,949	3,595,668
AGL Resources, Inc.	55,222	3,509,910
Total Gas		14,714,984
Total Common Stocks
(Cost $136,121,589)		126,887,504
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	121,229	121,229
Total Short Term Investments
(Cost $121,229)		121,229
Total Investments - 99.8%
(Cost $136,242,818)		$127,008,733
Other Assets & Liabilities, net - 0.2%		211,379
Total Net Assets - 100.0%		$127,220,112

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$126,887,504	$—	$—	$126,887,504
Short Term Investments	121,229	—	—	121,229
Total	$127,008,733	$—	$—	$127,008,733

For the period ended January 31, 2016, there were no transfers between levels.

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 20.5%
Reynolds American, Inc.	395,138	$19,737,143
Kraft Heinz Co.	252,661	19,722,718
Constellation Brands, Inc. — Class A	127,202	19,395,761
Altria Group, Inc.	311,732	19,049,943
Baxalta, Inc.	475,220	19,013,553
Kimberly-Clark Corp.	147,744	18,973,284
Stryker Corp.	190,897	18,927,437
Campbell Soup Co.	332,293	18,744,647
J.M. Smucker Company	145,909	18,723,043
ConAgra Foods, Inc.	447,822	18,647,308
H&R Block, Inc.	545,865	18,586,703
Procter & Gamble Co.	226,334	18,489,224
HCA Holdings, Inc.*	265,482	18,472,238
McCormick & Company, Inc.	209,949	18,469,214
Kellogg Co.	251,140	18,443,722
Philip Morris International, Inc.	204,021	18,363,930
PayPal Holdings, Inc.*	507,579	18,343,905
Hormel Foods Corp.	227,413	18,286,279
Dr Pepper Snapple Group, Inc.	194,739	18,274,308
Intuitive Surgical, Inc.*	33,706	18,229,890
Colgate-Palmolive Co.	269,908	18,226,887
Archer-Daniels-Midland Co.	514,548	18,189,272
Johnson & Johnson	173,173	18,086,189
Clorox Co.	139,791	18,040,029
Tyson Foods, Inc. — Class A	335,124	17,882,217
PepsiCo, Inc.	180,075	17,881,448
AbbVie, Inc.	325,688	17,880,271
Coca-Cola Co.	416,571	17,879,227
Estee Lauder Companies, Inc. — Class A	208,391	17,765,333
Mondelez International, Inc. — Class A	412,106	17,761,769
Hershey Co.	201,411	17,746,323
Keurig Green Mountain, Inc.	197,856	17,658,648
Mylan N.V.*	335,046	17,653,574
CR Bard, Inc.	96,285	17,646,152
Church & Dwight Company, Inc.	209,465	17,595,060
Zimmer Biomet Holdings, Inc.	176,802	17,549,367
Baxter International, Inc.	477,821	17,488,249
Varian Medical Systems, Inc.*	226,717	17,486,682
UnitedHealth Group, Inc.	151,797	17,480,942
Automatic Data Processing, Inc.	210,013	17,449,980
Medtronic plc	229,756	17,443,076
Henry Schein, Inc.*	114,973	17,411,511
DENTSPLY International, Inc.	294,475	17,341,632
Thermo Fisher Scientific, Inc.	131,225	17,329,573
Amgen, Inc.	113,388	17,317,749
Perrigo Company plc	119,648	17,298,708
Equifax, Inc.	163,336	17,280,949
Edwards Lifesciences Corp.*	220,550	17,249,216
Brown-Forman Corp. — Class B	176,060	17,225,710
Molson Coors Brewing Co. — Class B	190,026	17,193,552
Western Union Co.	963,200	17,183,488
Sysco Corp.	430,403	17,134,343
Verisk Analytics, Inc. — Class A*	234,670	17,130,910
Quest Diagnostics, Inc.	260,845	17,129,691
General Mills, Inc.	302,974	17,121,061
Merck & Company, Inc.	337,504	17,101,328
Endo International plc*	308,222	17,097,074
Aetna, Inc.	167,781	17,086,817
Patterson Companies, Inc.	402,375	17,084,843
Boston Scientific Corp.*	972,599	17,049,660
Avery Dennison Corp.	279,678	17,029,593
DaVita HealthCare Partners, Inc.*	252,585	16,953,505
Biogen, Inc.*	62,024	16,936,273
Anthem, Inc.	129,563	16,906,676
Becton Dickinson and Co.	116,007	16,863,938
Cintas Corp.	195,801	16,823,222
Cigna Corp.	125,642	16,785,771
Pfizer, Inc.	549,182	16,744,559
Coca-Cola Enterprises, Inc.	360,226	16,721,691
Eli Lilly & Co.	211,279	16,712,169
Cardinal Health, Inc.	204,902	16,672,876
Kroger Co.	428,474	16,629,076
Quanta Services, Inc.*	887,871	16,603,188
Universal Health Services, Inc. — Class B	147,352	16,597,729
Humana, Inc.	101,821	16,575,441
Allergan plc*	58,266	16,572,598
Robert Half International, Inc.	378,199	16,553,770
Zoetis, Inc.	384,189	16,539,336
Mead Johnson Nutrition Co. — Class A	227,194	16,469,293
Danaher Corp.	189,271	16,400,332
Moody's Corp.	183,861	16,389,369
Laboratory Corporation of America Holdings*	145,335	16,328,387
Celgene Corp.*	162,381	16,290,062
Bristol-Myers Squibb Co.	260,461	16,190,256
McGraw Hill Financial, Inc.	190,045	16,157,626
Tenet Healthcare Corp.*	586,914	15,917,108
Illumina, Inc.*	100,730	15,910,304
Monster Beverage Corp.*	117,640	15,884,929
ADT Corp.	530,663	15,697,012
AmerisourceBergen Corp. — Class A	172,437	15,443,458
St. Jude Medical, Inc.	290,441	15,352,711
Whole Foods Market, Inc.	517,426	15,165,756
Abbott Laboratories	396,869	15,021,492
McKesson Corp.	92,481	14,887,591
Express Scripts Holding Co.*	207,062	14,881,546
Mallinckrodt plc*	253,723	14,738,769
Gilead Sciences, Inc.	176,079	14,614,557
Regeneron Pharmaceuticals, Inc.*	32,952	13,842,806
Alexion Pharmaceuticals, Inc.*	93,627	13,662,988
Vertex Pharmaceuticals, Inc.*	149,675	13,583,006
Total System Services, Inc.	327,666	13,159,067
United Rentals, Inc.*	260,511	12,481,082
Total Consumer, Non-cyclical		1,740,143,678
Financial - 17.5%
Realty Income Corp.	361,871	20,188,783
Nasdaq, Inc.	321,003	19,902,186
Kimco Realty Corp.	700,589	19,049,015
General Growth Properties, Inc.	678,917	19,036,832
Intercontinental Exchange, Inc.	72,147	19,032,379
Equinix, Inc.	60,713	18,855,637

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 17.5% (continued)
Public Storage	72,787	$18,455,872
Extra Space Storage, Inc.	203,010	18,410,977
Apartment Investment & Management Co. — Class A	468,068	18,324,863
Progressive Corp.	581,217	18,163,032
Iron Mountain, Inc.	658,124	18,124,735
Ventas, Inc.	323,680	17,905,978
Crown Castle International Corp.	207,541	17,890,034
Macerich Co.	228,304	17,800,863
HCP, Inc.	494,645	17,777,541
Simon Property Group, Inc.	95,338	17,759,563
American Tower Corp. — Class A	188,028	17,738,562
Loews Corp.	476,902	17,650,144
T. Rowe Price Group, Inc.	248,760	17,649,523
Chubb Ltd.	155,625	17,596,547
Berkshire Hathaway, Inc. — Class B*	135,078	17,529,072
Citizens Financial Group, Inc.	824,000	17,510,000
Equity Residential	227,060	17,504,055
Assurant, Inc.	213,869	17,389,688
Allstate Corp.	286,341	17,352,265
Welltower, Inc.	278,578	17,333,123
AvalonBay Communities, Inc.	100,663	17,262,698
Visa, Inc. — Class A	231,325	17,231,399
BlackRock, Inc. — Class A	54,614	17,162,996
CME Group, Inc. — Class A	191,012	17,162,428
Travelers Companies, Inc.	160,335	17,162,258
Cincinnati Financial Corp.	297,792	17,161,753
Marsh & McLennan Companies, Inc.	320,812	17,108,904
Aflac, Inc.	294,905	17,092,694
XL Group plc — Class A	470,582	17,063,303
Federal Realty Investment Trust	113,000	17,043,790
Franklin Resources, Inc.	486,690	16,868,675
Prologis, Inc.	425,166	16,781,302
Invesco Ltd.	560,319	16,770,348
American International Group, Inc.	296,053	16,721,073
U.S. Bancorp	416,906	16,701,254
Synchrony Financial*	587,355	16,692,629
MetLife, Inc.	373,629	16,682,535
Boston Properties, Inc.	142,859	16,601,644
Wells Fargo & Co.	330,333	16,592,627
Aon plc	188,660	16,570,008
MasterCard, Inc. — Class A	185,753	16,537,590
PNC Financial Services Group, Inc.	190,524	16,508,905
Torchmark Corp.	301,033	16,358,133
JPMorgan Chase & Co.	274,716	16,345,601
Essex Property Trust, Inc.	76,211	16,241,326
Hartford Financial Services Group, Inc.	401,286	16,123,671
Vornado Realty Trust	182,255	16,122,277
M&T Bank Corp.	146,130	16,100,603
Goldman Sachs Group, Inc.	99,005	15,995,248
People's United Financial, Inc.	1,101,022	15,821,686
Capital One Financial Corp.	239,010	15,683,836
Bank of New York Mellon Corp.	431,809	15,640,122
BB&T Corp.	478,251	15,619,677
Northern Trust Corp.	251,018	15,583,197
Affiliated Managers Group, Inc.*	115,318	15,474,522
Host Hotels & Resorts, Inc.	1,113,556	15,422,751
KeyCorp	1,381,876	15,421,736
SunTrust Banks, Inc.	421,369	15,413,678
Prudential Financial, Inc.	218,275	15,296,712
Discover Financial Services	333,737	15,281,817
Regions Financial Corp.	1,878,872	15,256,441
SL Green Realty Corp.	157,447	15,210,955
Ameriprise Financial, Inc.	167,371	15,172,181
Willis Towers Watson plc	131,907	15,099,394
Plum Creek Timber Company, Inc.	368,008	14,908,004
Bank of America Corp.	1,052,269	14,879,084
Unum Group	518,592	14,852,475
State Street Corp.	266,274	14,839,450
Weyerhaeuser Co.	577,679	14,794,359
Principal Financial Group, Inc.	389,183	14,788,954
Citigroup, Inc.	344,370	14,663,275
Zions Bancorporation	643,393	14,592,153
Comerica, Inc.	421,495	14,457,279
E*TRADE Financial Corp.*	609,858	14,368,254
CBRE Group, Inc. — Class A*	509,290	14,244,841
Morgan Stanley	548,809	14,203,177
Charles Schwab Corp.	554,220	14,149,237
Fifth Third Bancorp	893,153	14,111,817
Huntington Bancshares, Inc.	1,627,100	13,960,518
Lincoln National Corp.	347,790	13,723,793
American Express Co.	255,767	13,683,535
Navient Corp.	1,425,637	13,629,090
Legg Mason, Inc.	443,931	13,593,167
Alliance Data Systems Corp.*	65,684	13,123,006
Total Financial		1,473,663,114
Consumer, Cyclical - 14.6%
Coach, Inc.	579,544	21,472,105
Wal-Mart Stores, Inc.	296,588	19,681,580
Macy's, Inc.	478,948	19,354,289
Darden Restaurants, Inc.	304,844	19,223,463
Hasbro, Inc.	257,555	19,131,186
Kohl's Corp.	380,751	18,942,362
Wynn Resorts Ltd.	278,959	18,785,099
McDonald's Corp.	151,654	18,771,732
Dollar Tree, Inc.*	230,207	18,720,433
Dollar General Corp.	248,685	18,666,296
Mattel, Inc.	670,733	18,505,523
Ross Stores, Inc.	328,661	18,490,468
O'Reilly Automotive, Inc.*	70,779	18,466,242
PACCAR, Inc.	372,521	18,279,605
Hanesbrands, Inc.	596,714	18,241,546
CVS Health Corp.	188,794	18,235,612
Under Armour, Inc. — Class A*	213,304	18,222,561
WW Grainger, Inc.	92,168	18,128,523
Fastenal Co.	446,053	18,091,910
Advance Auto Parts, Inc.	118,206	17,973,222
Starbucks Corp.	294,313	17,885,401
Yum! Brands, Inc.	246,869	17,865,910
AutoZone, Inc.*	23,278	17,863,304
VF Corp.	284,830	17,830,358
Genuine Parts Co.	206,603	17,802,981
TJX Companies, Inc.	249,478	17,772,813
Urban Outfitters, Inc.*	775,975	17,754,308
Target Corp.	245,053	17,746,738
Tractor Supply Co.	200,246	17,683,724
L Brands, Inc.	182,340	17,531,991

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Consumer, Cyclical - 14.6% (continued)
Ralph Lauren Corp. — Class A	155,775	$17,524,688
Signet Jewelers Ltd.	150,077	17,408,932
Michael Kors Holdings Ltd.*	435,825	17,389,418
NIKE, Inc. — Class B	278,883	17,293,535
Walgreens Boots Alliance, Inc.	215,512	17,180,617
Home Depot, Inc.	134,925	16,968,168
PVH Corp.	231,133	16,960,540
Leggett & Platt, Inc.	406,725	16,883,155
Lowe's Companies, Inc.	234,614	16,812,439
PulteGroup, Inc.	998,132	16,728,692
Carnival Corp.	347,264	16,713,816
The Gap, Inc.	675,637	16,701,747
Costco Wholesale Corp.	110,041	16,629,396
Staples, Inc.	1,853,157	16,530,160
Best Buy Company, Inc.	591,006	16,506,798
American Airlines Group, Inc.	418,311	16,309,946
Whirlpool Corp.	120,424	16,183,781
Marriott International, Inc. — Class A	263,311	16,135,698
Starwood Hotels & Resorts Worldwide, Inc.	258,589	16,094,579
Delta Air Lines, Inc.	357,254	15,822,780
Johnson Controls, Inc.	438,100	15,714,647
Royal Caribbean Cruises Ltd.	191,556	15,699,930
Wyndham Worldwide Corp.	240,864	15,632,074
Nordstrom, Inc.	317,620	15,595,142
Goodyear Tire & Rubber Co.	547,528	15,555,270
Harley-Davidson, Inc.	385,875	15,435,000
Ford Motor Co.	1,290,686	15,410,790
GameStop Corp. — Class A	586,914	15,383,016
Mohawk Industries, Inc.*	92,385	15,373,788
Southwest Airlines Co.	405,397	15,251,035
Lennar Corp. — Class A	359,988	15,173,494
DR Horton, Inc.	551,027	15,158,753
General Motors Co.	509,615	15,104,989
Newell Rubbermaid, Inc.	388,902	15,081,620
Tiffany & Co.	234,097	14,944,752
United Continental Holdings, Inc.*	308,748	14,906,353
Bed Bath & Beyond, Inc.*	334,568	14,443,301
Harman International Industries, Inc.	192,741	14,338,003
Chipotle Mexican Grill, Inc. — Class A*	31,222	14,142,629
Delphi Automotive plc	214,691	13,942,034
CarMax, Inc.*	306,319	13,533,173
BorgWarner, Inc.	442,200	12,982,992
AutoNation, Inc.*	287,506	12,434,635
Total Consumer, Cyclical		1,229,137,590
Industrial - 12.3%
Tyco International plc	542,433	18,654,270
Harris Corp.	213,668	18,582,706
Honeywell International, Inc.	179,177	18,491,066
CH Robinson Worldwide, Inc.	283,884	18,387,166
Stericycle, Inc.*	151,482	18,230,859
Waste Management, Inc.	342,886	18,155,814
Cummins, Inc.	200,963	18,064,564
Parker-Hannifin Corp.	184,215	17,898,329
Raytheon Co.	139,447	17,882,683
Republic Services, Inc. — Class A	407,432	17,804,778
Emerson Electric Co.	387,061	17,797,065
FLIR Systems, Inc.	603,643	17,650,522
Deere & Co.	228,113	17,566,982
Fluor Corp.	391,246	17,563,033
Corning, Inc.	942,410	17,538,250
Northrop Grumman Corp.	94,546	17,496,683
J.B. Hunt Transport Services, Inc.	240,617	17,492,856
Eaton Corporation plc	346,126	17,482,824
Xylem, Inc.	486,108	17,475,582
Garmin Ltd.	496,567	17,469,227
Illinois Tool Works, Inc.	192,579	17,345,591
L-3 Communications Holdings, Inc.	147,668	17,253,529
3M Co.	113,646	17,160,546
Lockheed Martin Corp.	80,999	17,090,789
General Dynamics Corp.	127,660	17,077,078
Expeditors International of Washington, Inc.	377,760	17,044,531
Snap-on, Inc.	105,357	17,021,477
General Electric Co.	581,838	16,931,486
PerkinElmer, Inc.	350,141	16,918,813
Roper Technologies, Inc.	96,083	16,878,901
United Parcel Service, Inc. — Class B	180,715	16,842,638
Caterpillar, Inc.	269,123	16,750,216
Kansas City Southern	235,904	16,720,875
Dover Corp.	285,173	16,668,362
Sealed Air Corp.	411,170	16,664,720
Ryder System, Inc.	313,174	16,651,462
Ingersoll-Rand plc	322,714	16,610,090
Amphenol Corp. — Class A	334,702	16,591,178
Rockwell Automation, Inc.	173,354	16,567,442
United Technologies Corp.	188,660	16,543,595
Allegion plc	272,517	16,503,630
Jacobs Engineering Group, Inc.*	420,491	16,495,862
Flowserve Corp.	426,867	16,494,141
Agilent Technologies, Inc.	437,976	16,489,796
Ball Corp.	246,716	16,488,031
Waters Corp.*	136,005	16,485,166
Vulcan Materials Co.	186,729	16,469,498
Union Pacific Corp.	227,721	16,395,912
FedEx Corp.	122,085	16,222,655
Masco Corp.	607,993	16,044,935
Pentair plc	340,286	16,034,276
TE Connectivity Ltd.	279,391	15,969,990
Rockwell Collins, Inc.	197,186	15,948,404
CSX Corp.	684,537	15,758,042
AMETEK, Inc.	332,847	15,660,451
Martin Marietta Materials, Inc.	123,912	15,560,869
Stanley Black & Decker, Inc.	164,626	15,530,817
Textron, Inc.	430,777	14,741,189
Boeing Co.	121,761	14,627,149
Norfolk Southern Corp.	196,900	13,881,450
WestRock Co.	384,690	13,571,863
Owens-Illinois, Inc.*	1,005,379	13,009,604
Total Industrial		1,039,402,308
Technology - 9.1%
Cognizant Technology Solutions Corp. — Class A*	302,047	19,122,595

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Technology - 9.1% (continued)
Xilinx, Inc.	371,860	$18,693,401
CA, Inc.	648,393	18,628,331
Fiserv, Inc.*	191,938	18,149,658
Microsoft Corp.	325,754	17,945,788
Microchip Technology, Inc.	394,364	17,671,450
Accenture plc — Class A	167,113	17,637,106
Pitney Bowes, Inc.	898,674	17,596,037
Intuit, Inc.	183,249	17,502,112
KLA-Tencor Corp.	259,420	17,378,546
Linear Technology Corp.	406,466	17,368,292
Fidelity National Information Services, Inc.	287,706	17,184,679
Oracle Corp.	473,059	17,176,772
Adobe Systems, Inc.*	192,673	17,172,944
Xerox Corp.	1,753,545	17,097,064
Hewlett Packard Enterprise Co.	1,241,522	17,083,343
Cerner Corp.*	293,357	17,017,640
Applied Materials, Inc.	960,917	16,960,185
Electronic Arts, Inc.*	262,153	16,920,666
EMC Corp.	679,490	16,830,968
Dun & Bradstreet Corp.	170,879	16,817,911
QUALCOMM, Inc.	370,924	16,817,694
Analog Devices, Inc.	309,330	16,660,514
SanDisk Corp.	235,292	16,635,144
Texas Instruments, Inc.	313,231	16,579,317
Citrix Systems, Inc.*	234,574	16,528,084
Activision Blizzard, Inc.	472,926	16,467,283
International Business Machines Corp.	130,834	16,326,775
Avago Technologies Ltd.	121,942	16,304,865
CSRA, Inc.	608,711	16,301,281
Paychex, Inc.	337,006	16,129,107
Lam Research Corp.	223,076	16,014,626
Intel Corp.	513,735	15,936,060
Teradata Corp.*	650,288	15,828,010
NVIDIA Corp.	538,409	15,770,000
Red Hat, Inc.*	224,030	15,693,302
salesforce.com, Inc.*	229,039	15,588,394
Akamai Technologies, Inc.*	339,713	15,497,707
Apple, Inc.	155,469	15,133,352
Skyworks Solutions, Inc.	216,115	14,894,646
Seagate Technology plc	489,225	14,211,986
HP, Inc.	1,441,984	14,001,665
Micron Technology, Inc.*	1,253,967	13,831,256
Western Digital Corp.	283,681	13,611,014
Autodesk, Inc.*	288,223	13,494,601
NetApp, Inc.	605,928	13,288,001
Qorvo, Inc.*	313,355	12,408,858
Total Technology		767,909,030
Energy - 8.3%
Southwestern Energy Co.*	2,983,996	26,527,724
Range Resources Corp.	773,958	22,878,198
Cabot Oil & Gas Corp. — Class A	1,093,576	22,691,702
First Solar, Inc.*	318,679	21,880,500
Equities Corp.	350,666	21,650,119
ONEOK, Inc.	866,887	21,594,155
Spectra Energy Corp.	775,230	21,280,064
CONSOL Energy, Inc.	2,518,623	19,997,867
Exxon Mobil Corp.	236,907	18,443,209
Occidental Petroleum Corp.	266,666	18,354,621
Cameron International Corp.*	279,047	18,322,225
Schlumberger Ltd.	252,155	18,223,242
Valero Energy Corp.	260,720	17,695,066
Chevron Corp.	203,716	17,615,323
Noble Energy, Inc.	539,566	17,465,751
Apache Corp.	410,129	17,446,888
Columbia Pipeline Group, Inc.	938,986	17,418,190
Helmerich & Payne, Inc.	342,675	17,407,891
Kinder Morgan, Inc.	1,056,676	17,382,320
National Oilwell Varco, Inc.	528,953	17,212,131
Phillips 66	212,693	17,047,344
EOG Resources, Inc.	235,015	16,690,765
Cimarex Energy Co.	173,746	16,158,378
Diamond Offshore Drilling, Inc.	868,151	16,138,927
Baker Hughes, Inc.	368,266	16,023,254
Pioneer Natural Resources Co.	125,729	15,584,110
FMC Technologies, Inc.*	608,711	15,309,082
Murphy Oil Corp.	779,675	15,289,427
Tesoro Corp.	174,989	15,267,790
Halliburton Co.	476,338	15,142,785
Hess Corp.	349,204	14,841,170
Marathon Petroleum Corp.	354,797	14,826,967
Devon Energy Corp.	524,701	14,639,158
Newfield Exploration Co.*	499,272	14,513,837
Transocean Ltd.	1,387,391	14,456,614
Chesapeake Energy Corp.	4,232,083	14,346,761
ConocoPhillips	365,724	14,292,494
Anadarko Petroleum Corp.	355,341	13,890,280
Williams Companies, Inc.	666,450	12,862,485
Marathon Oil Corp.	1,227,688	11,945,404
Ensco plc — Class A	1,176,840	11,509,495
Total Energy		702,263,713
Communications - 7.1%
Verizon Communications, Inc.	392,844	19,630,414
Scripps Networks Interactive, Inc. — Class A	320,262	19,526,374
Facebook, Inc. — Class A*	172,360	19,340,516
Viacom, Inc. — Class B	423,368	19,322,516
AT&T, Inc.	530,828	19,141,657
Time Warner, Inc.	268,941	18,944,204
Nielsen Holdings plc	387,243	18,649,623
Cablevision Systems Corp. — Class A	584,161	18,640,578
CenturyLink, Inc.	706,707	17,964,492
CBS Corp. — Class B	375,857	17,853,208
Symantec Corp.	895,902	17,774,695
Time Warner Cable, Inc.	97,490	17,744,155
Interpublic Group of Companies, Inc.	786,262	17,643,720
Frontier Communications Corp.	3,852,394	17,528,393
Omnicom Group, Inc.	237,195	17,398,253
Motorola Solutions, Inc.	256,582	17,131,980
F5 Networks, Inc.*	180,514	16,928,603
Comcast Corp. — Class A	303,710	16,919,684
Level 3 Communications, Inc.*	341,785	16,682,526
TEGNA, Inc.	691,822	16,610,646
Amazon.com, Inc.*	27,456	16,116,672
Cisco Systems, Inc.	673,037	16,011,550
Yahoo!, Inc.*	534,977	15,787,172
Walt Disney Co.	162,906	15,609,653

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Communications - 7.1% (continued)
VeriSign, Inc.*	197,656	$14,942,794
eBay, Inc.*	629,475	14,767,484
Priceline Group, Inc.*	13,670	14,558,140
Juniper Networks, Inc.	615,239	14,519,640
Expedia, Inc.	142,925	14,441,142
TripAdvisor, Inc.*	213,533	14,255,463
Netflix, Inc.*	148,136	13,604,810
News Corp. — Class A	1,024,421	13,286,740
Twenty-First Century Fox, Inc. — Class A	470,651	12,693,457
Discovery Communications, Inc. — Class C*	418,206	11,379,385
Alphabet, Inc. — Class A*	11,701	8,908,556
Alphabet, Inc. — Class C*	11,959	8,884,939
Discovery Communications, Inc. — Class A*	242,108	6,679,760
Twenty-First Century Fox, Inc. — Class B	166,290	4,506,459
News Corp. — Class B	289,886	3,869,978
Total Communications		596,200,031
Utilities - 6.6%
NextEra Energy, Inc.	180,810	20,198,285
Consolidated Edison, Inc.	289,513	20,089,307
Exelon Corp.	678,640	20,067,385
WEC Energy Group, Inc.	362,606	20,026,729
NiSource, Inc.	943,509	19,823,125
American Electric Power Company, Inc.	322,714	19,675,873
Public Service Enterprise Group, Inc.	475,497	19,638,026
CMS Energy Corp.	505,093	19,638,016
Dominion Resources, Inc.	271,351	19,583,402
Duke Energy Corp.	259,544	19,543,663
Southern Co.	396,486	19,396,095
Eversource Energy	359,988	19,367,354
SCANA Corp.	306,492	19,293,671
Xcel Energy, Inc.	503,832	19,256,459
DTE Energy Co.	224,814	19,111,438
Pinnacle West Capital Corp.	286,035	18,966,981
Ameren Corp.	421,935	18,953,320
Entergy Corp.	268,091	18,921,863
PPL Corp.	538,332	18,873,920
CenterPoint Energy, Inc.	1,054,812	18,849,490
PG&E Corp.	340,429	18,692,956
AES Corp.	1,962,686	18,645,517
FirstEnergy Corp.	559,546	18,498,591
NRG Energy, Inc.	1,736,168	18,472,828
Edison International	297,295	18,372,831
Sempra Energy	192,791	18,266,947
Pepco Holdings, Inc.	673,600	17,971,648
TECO Energy, Inc.	660,333	17,908,231
AGL Resources, Inc.	280,690	17,840,656
Total Utilities		553,944,607
Basic Materials - 3.8%
Newmont Mining Corp.	920,336	18,369,907
Airgas, Inc.	129,103	18,074,419
International Flavors & Fragrances, Inc.	151,597	17,730,785
Nucor Corp.	440,156	17,196,895
Sherwin-Williams Co.	67,186	17,177,445
Air Products & Chemicals, Inc.	134,887	17,091,532
Monsanto Co.	187,934	17,026,821
PPG Industries, Inc.	178,392	16,968,646
Ecolab, Inc.	156,663	16,899,238
Praxair, Inc.	167,113	16,711,300
FMC Corp.	463,251	16,547,326
LyondellBasell Industries N.V. — Class A	205,732	16,040,924
Eastman Chemical Co.	260,884	15,968,710
International Paper Co.	461,675	15,793,902
Alcoa, Inc.	1,987,087	14,485,864
Mosaic Co.	599,381	14,445,082
Dow Chemical Co.	329,931	13,857,102
EI du Pont de Nemours & Co.	249,937	13,186,676
CF Industries Holdings, Inc.	428,329	12,849,870
Freeport-McMoRan, Inc.	2,551,480	11,736,808
Total Basic Materials		318,159,252
Diversified - 0.2%
Leucadia National Corp.	1,058,740	17,532,734
Total Common Stocks
(Cost $8,713,855,529)		8,438,356,057
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.01%[1]	10,353,715	10,353,715
Total Short Term Investments
(Cost $10,353,715)		10,353,715
Total Investments - 100.1%
(Cost $8,724,209,244)		$8,448,709,772
Other Assets & Liabilities, net - (0.1)%		(9,983,638)
Total Net Assets - 100.0%		$8,438,726,134

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	Rate indicated is the 7 day yield as of January 31, 2016.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2016

The following table summarizes the inputs used to value the Fund's investments at January 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$8,438,356,057	$—	$—	$8,438,356,057
Short Term Investments	10,353,715	—	—	10,353,715
Total	$8,448,709,772	$—	$—	$8,448,709,772

For the period ended January 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

The Funds invest in money market mutual funds, which are valued at their net asset value (“NAV”) per share. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At January 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim S&P 500® Top 50 ETF	$544,220,449	$81,805,879	$(43,738,089)	$38,067,790
Guggenheim S&P 500® Pure Value ETF	791,796,519	16,852,476	(128,016,547)	(111,164,071)
Guggenheim S&P 500® Pure Growth ETF	1,976,106,194	169,960,675	(119,802,938)	50,157,737
Guggenheim S&P MidCap 400® Equal Weight ETF	111,822,989	6,082,175	(7,513,839)	(1,431,664)
Guggenheim S&P MidCap 400® Pure Value ETF	99,853,656	2,979,633	(15,110,536)	(12,130,903)
Guggenheim S&P MidCap 400® Pure Growth ETF	660,501,209	44,024,029	(54,296,607)	(10,272,578)
Guggenheim S&P SmallCap 600® Equal Weight ETF	38,547,076	2,300,842	(2,753,648)	(452,806)
Guggenheim S&P SmallCap 600® Pure Value ETF	150,937,955	4,019,949	(30,288,694)	(26,268,745)
Guggenheim S&P SmallCap 600® Pure Growth ETF	206,328,118	6,981,043	(21,008,133)	(14,027,090)
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	12,715,563	433,156	(3,294,296)	(2,861,140)
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	117,419,421	2,568,092	(23,116,876)	(20,548,784)
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	480,773,553	20,317,625	(16,452,222)	3,865,403
Guggenheim S&P 500® Equal Weight Energy ETF	227,590,251	5,889,530	(80,615,491)	(74,725,961)
Guggenheim S&P 500® Equal Weight Financials ETF	169,232,614	2,393,471	(24,213,489)	(21,820,018)
Guggenheim S&P 500® Equal Weight Health Care ETF	533,160,124	7,859,181	(61,714,797)	(53,855,616)
Guggenheim S&P 500® Equal Weight Industrials ETF	94,066,651	3,938,075	(15,987,704)	(12,049,629)
Guggenheim S&P 500® Equal Weight Materials ETF	65,064,948	1,206,091	(18,447,908)	(17,241,817)
Guggenheim S&P 500® Equal Weight Real Estate ETF	2,575,101	41,824	(166,411)	(124,587)
Guggenheim S&P 500® Equal Weight Technology ETF	735,434,178	34,425,345	(101,039,414)	(66,614,069)
Guggenheim S&P 500® Equal Weight Utilities ETF	136,338,327	3,509,415	(12,839,009)	(9,329,594)
Guggenheim S&P 500® Equal Weight ETF	8,734,598,032	931,784,302	(1,217,672,562)	(285,888,260)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	March 24, 2016

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date:	March 24, 2016